                             BB&T Mutual Funds LOGO

                               MONEY MARKET FUNDS
                            Prime Money Market Fund
                        U.S. Treasury Money Market Fund

                                   BOND FUNDS
                 Short-Intermediate U.S. Government Income Fund
                     Intermediate U.S. Government Bond Fund
                   North Carolina Intermediate Tax-Free Fund
                   South Carolina Intermediate Tax-Free Fund

                                  STOCK FUNDS
                          Growth and Income Stock Fund
                                 Balanced Fund
                           Large Company Growth Fund
                           Small Company Growth Fund
                           International Equity Fund

                                 FUNDS OF FUNDS
                    Capital Manager Conservative Growth Fund
                      Capital Manager Moderate Growth Fund
                          Capital Manager Growth Fund

                                  TRUST SHARES

                         BRANCH BANKING & TRUST COMPANY
                               INVESTMENT ADVISER

                              BISYS FUND SERVICES
                         ADMINISTRATOR AND DISTRIBUTOR

                       PROSPECTUS DATED FEBRUARY 1, 1998

                               TABLE OF CONTENTS

                                                                                         Page
                                                                                         ----

The Group.............................................................................     4

Fee Table.............................................................................     4

Financial Highlights..................................................................     9

Investment Objectives and Policies....................................................    17

Investment Restrictions...............................................................    36

Valuation of Shares...................................................................    38

How to Purchase and Redeem Shares.....................................................    39

Dividends and Taxes...................................................................    42

Management of BB&T Mutual Funds Group.................................................    45

General Information...................................................................    51

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            BB&T MUTUAL FUNDS GROUP

3435 Stelzer Road                                   For current yield, purchase,
Columbus, Ohio 43219                                 and redemption information,
Investment Adviser: Branch Banking                           call (800) 228-1872
and Trust Company ("BB&T")                           TDD/TTY call (800) 300-8893

  THE BB&T MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company offering to the public fourteen separate investment funds (each a "Fund"). Each Fund of the Group offers multiple classes of units of beneficial interest ("Shares"). Three of the Funds, (the "Funds of Funds"), offer Shareholders a professionally-managed investment program by purchasing shares of other Funds of the Group (the "Underlying Funds"). The remaining eleven Funds primarily invest in securities of issuers unrelated to the Group.

  THE BB&T PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Prime Money Market Fund seeks to maintain a constant net asset value of $1.00 per share.

  THE BB&T U.S. TREASURY MONEY MARKET FUND (the "U.S. Treasury Fund"), seeks current income with liquidity and stability of principal through investment exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements. The U.S. Treasury Fund seeks to maintain a constant net asset value of $1.00 per share.

AN INVESTMENT IN THE PRIME MONEY MARKET FUND AND THE U.S. TREASURY FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO
       ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE
            NET ASSET VALUE OF $1.00 PER SHARE.

  THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (the "Short-Intermediate Fund") seeks current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and high grade collateralized mortgage obligations.

  THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND (the "Intermediate Bond Fund") seeks current income consistent with the preservation of capital through investment of at least 65% of its assets in bonds issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

  THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "North Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax. Normally, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.

  THE BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "South Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and South Carolina personal income tax. Normally, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions.

  THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND ARE NON-DIVERSIFIED FUNDS AND THEREFORE THE PROPORTION OF THE FUNDS' ASSETS THAT MAY BE INVESTED IN THE SECURITIES OF A SINGLE ISSUER IS NOT LIMITED BY THE 1940 ACT.

  THE BB&T GROWTH AND INCOME STOCK FUND (the "Growth and Income Fund") seeks capital growth, current income or both through investment in stocks.

  THE BB&T BALANCED FUND (the "Balanced Fund") seeks to obtain long-term capital growth and produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

  THE BB&T LARGE COMPANY GROWTH FUND (the "Large Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.

  THE BB&T SMALL COMPANY GROWTH FUND (the "Small Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

  THE BB&T INTERNATIONAL EQUITY FUND (the "International Equity Fund") seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

  THE BB&T CAPITAL MANAGER CONSERVATIVE GROWTH FUND (the "Capital Manager Conservative Growth Fund") seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  THE BB&T CAPITAL MANAGER MODERATE GROWTH FUND (the "Capital Manager Moderate Growth Fund") seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  THE BB&T CAPITAL MANAGER GROWTH FUND (the "Capital Manager Growth Fund") seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

  This Prospectus relates to the Trust Shares of the Group, which are offered to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for retirement accounts) or similar capacity. Through a separate prospectus, the Group also offers Class A and Class B Shares, which are offered to the general public. Additional information about each of the Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information and the prospectus relating to the Class A and Class B Shares are available upon request without charge by writing to the Group or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about the Group's Trust Shares that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

  SHARES OF THE BB&T MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                            ------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.
                            ------------------------

                The date of this Prospectus is February 1, 1998.

                               PROSPECTUS SUMMARY

The Group.....................   BB&T Mutual Funds Group (the "Group"), a Massachusetts
                                 business trust, is an open-end management investment company which currently consists of fourteen separately managed
                                 portfolios (each a "Fund"). Three of the Funds (the "Funds of Funds") offer Shareholders a professionally-managed
                                 investment program by purchasing shares of other Funds of
                                 the Group (the "Underlying Funds"). The remaining eleven
                                 Funds primarily invest in securities of issuers unrelated to the Group. Each Fund is authorized to offer three classes of
                                 Shares: Class A, Class B and Trust Class. As of the date of this prospectus, Class B Shares were not yet being offered in the Funds of Funds, Prime Money Market,
                                 Short-Intermediate, North Carolina and South Carolina Funds.
                                 This prospectus relates to only the Trust Class Shares.
Investment Objective and Poli-
  cies........................   THE PRIME MONEY MARKET FUND seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
                                 THE U.S. TREASURY FUND seeks current income with liquidity and stability of principal through investing exclusively in short-term U.S. dollar denominated obligations issued or
                                 guaranteed by the U.S. Treasury, some of which may be
                                 subject to repurchase agreements.
                                 THE SHORT-INTERMEDIATE FUND seeks current income consistent with the preservation of capital through investment in
                                 obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high grade
                                 collateralized mortgage obligations, some of which may be
                                 subject to repurchase agreements.
                                 THE INTERMEDIATE BOND FUND seeks current income consistent with the preservation of capital through investment of at
                                 least 65% of its assets in bonds issued or guaranteed by the
                                 U.S. Government or its agencies or its instrumentalities,
                                 some of which may be subject to repurchase agreements.
                                 THE NORTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and North Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North
                                 Carolina and its political subdivisions.
                                 THE SOUTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and South Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South
                                 Carolina and its political subdivisions.
                                 THE GROWTH AND INCOME FUND seeks capital growth, current
                                 income or both, primarily through investment in stocks.
                                 THE BALANCED FUND seeks to obtain long-term capital growth and to produce current income through investment in a
                                 broadly diversified portfolio of securities, including
                                 common stocks, preferred stocks and bonds.
                                 THE LARGE COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.
                                 THE SMALL COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

                                 THE INTERNATIONAL EQUITY FUND seeks long-term capital
                                 appreciation through investment primarily in equity
                                 securities of foreign issuers.
                                 THE CAPITAL MANAGER CONSERVATIVE GROWTH FUND seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in
                                 equity and fixed income securities.
                                 THE CAPITAL MANAGER MODERATE GROWTH FUND seeks capital
                                 appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest
                                 primarily in equity and fixed income securities.
                                 THE CAPITAL MANAGER GROWTH FUND seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.
Funds of Funds................   Capital Manager Conservative Growth, Capital Manager
                                 Moderate Growth and Capital Manager Growth Funds intend to primarily invest in the shares of other BB&T mutual funds.
Investment Risks..............   Each Fund's performance may change daily based on many
                                 factors including interest rate levels, the quality of the obligations in each Fund's portfolio, and market conditions.
                                 An investment in the North Carolina Fund and the South
                                 Carolina Fund involves special risk considerations. (See
                                 "Other Investment Policies of the North Carolina Fund and
                                 the South Carolina Fund.") An investment in the Interna-
                                 tional Equity Fund and the Prime Money Market Fund may
                                 involve special risk considerations. (See "Foreign
                                 Investments.") The net asset value of the Funds of Funds
                                 will fluctuate with changes in the equity markets and the
                                 value of the Underlying Funds in which they invest. For a
                                 complete description of the manner in which the Funds of
                                 Funds will allocate their assets among the Underlying Funds, and the special risk considerations applicable to the Funds of Funds, see "The Funds of Funds."
Offering Price................   The public offering price of the Prime Money Market Fund and the U.S. Treasury Fund is equal to the net asset value per
                                 Trust Share, which each Money Market Fund will seek to
                                 maintain at $1.00.
                                 The public offering price of the Short-Intermediate,
                                 Intermediate Bond, North Carolina, South Carolina, Growth
                                 and Income, Balanced, Large Company Growth, Small Company
                                 Growth, International Equity, Capital Manager Conservative
                                 Growth, Capital Manager Moderate Growth, and Capital Manager
                                 Growth Funds is equal to that Fund's net asset value per
                                 Trust Share. (See "HOW TO PURCHASE AND REDEEM
                                 SHARES--Purchases of Trust Shares.")
Minimum Purchase..............   No minimum purchase applies to purchases of Trust Shares.
Investment Adviser............   Branch Banking and Trust Company, Raleigh, North Carolina.
Dividends.....................   The Prime Money Market, U.S. Treasury, North Carolina, South
                                 Carolina, Short-Intermediate, and Intermediate Bond Funds
                                 declare dividends daily and pay such dividends monthly. The
                                 Growth and Income and Balanced Funds declare and pay
                                 dividends monthly. The Large Company Growth Fund, Small
                                 Company Growth Fund, International Equity Fund, and the
                                 Funds of Funds declare and pay dividends quarterly.
Distributor...................   BISYS Fund Services, Columbus, Ohio.

                                   THE GROUP

  BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of fourteen series of units of beneficial interest ("Shares"), each representing interests in one of fourteen separate investment funds (each a "Fund"). Three of the Funds (the "Funds of Funds") offer Shareholders a professionally-managed investment program by purchasing shares of other Funds of the Group (the "Underlying Funds"). The remaining eleven Funds primarily invest in securities of issuers unrelated to the Group. Each Fund is authorized to offer three classes of Shares: Class A Shares, Class B Shares and Trust Shares. However, as of the date of this prospectus, Class B Shares were not yet being offered in the Funds of Funds, Prime Money Market, Short-Intermediate, North Carolina and South Carolina Funds.

                                   FEE TABLE

  The following Fee Table and example summarize the various costs and expenses that a Shareholder of Trust Shares of the Funds will bear, either directly or indirectly.

                                                     PRIME           U.S.           SHORT-
                                                  MONEY MARKET     TREASURY      INTERMEDIATE    INTERMEDIATE
                                                      FUND           FUND            FUND         BOND FUND
                                                  ------------    -----------    ------------    ------------
                                                  TRUST CLASS     TRUST CLASS    TRUST CLASS     TRUST CLASS
                                                  ------------    -----------    ------------    ------------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price).............          0%              0%             0%              0%
  Maximum Sales Load Imposed on Reinvested
     Dividends (as a percentage of offering
     price)....................................          0%              0%             0%              0%
  Deferred Sales Load (as a percentage of
     original purchase price or redemption
     proceeds, as applicable)..................          0%              0%             0%              0%
  Redemption Fees (as a percentage of amount
     redeemed, if applicable)(2)...............          0%              0%             0%              0%
  Exchange Fee.................................       $  0           $   0           $  0            $  0
ANNUAL FUND OPERATING EXPENSES (as a percentage
  of net assets)
  Management Fees (after voluntary fee
     reductions)...............................        .30%(3)         .40%           .50%(3)         .50%(3)
  12b-1 Fee....................................          0%              0%             0%              0%
  Other Expenses...............................        .35%(4)         .35%           .36%            .37%
                                                      ----            ----           ----            ----
  Total Fund Operating Expenses (after
     voluntary fee reductions).................        .65%(5)         .75%           .86%(5)         .87%(5)
                                                      ====            ====           ====            ====

                       NORTH           SOUTH                                           LARGE           SMALL
                     CAROLINA        CAROLINA       GROWTH AND       BALANCED         COMPANY         COMPANY       INTERNATIONAL
                       FUND            FUND         INCOME FUND        FUND         GROWTH FUND     GROWTH FUND      EQUITY FUND
                    -----------     -----------     -----------     -----------     -----------     -----------     -------------
                    TRUST CLASS     TRUST CLASS     TRUST CLASS     TRUST CLASS     TRUST CLASS     TRUST CLASS      TRUST CLASS
                    -----------     -----------     -----------     -----------     -----------     -----------     -------------
SHAREHOLDER
 TRANSACTION
 EXPENSES(1)
 Maximum Sales
   Load Imposed
   on Purchases
   (as a
   percentage of
   offering
   price).......           0%              0%              0%              0%              0%              0%               0%
 Maximum Sales
   Load Imposed
   on Reinvested
   Dividends (as
   a percentage
   of offering
   price).......           0%              0%              0%              0%              0%              0%               0%
 Deferred Sales
   Load (as a
   percentage of
   original
   purchase
   price or
   redemption
   proceeds, as
  applicable)...           0%              0%              0%              0%              0%              0%               0%
 Redemption Fees
   (as a
   percentage of
   amount
   redeemed, if
   applicable)(2)...        0%             0%              0%              0%              0%              0%               0%
 Exchange Fee...       $   0           $   0           $   0           $   0           $   0           $   0            $   0
ANNUAL FUND
 OPERATING
 EXPENSES
 (as a
   percentage of
   net assets)
 Management Fees
   (after
   voluntary fee
  reductions)...         .50%(3)         .50%(3)         .50%(3)         .50%(3)         .50%(3)        1.00%            1.00%
 12b-1 Fees.....           0%              0%              0%              0%              0%              0%               0%
 Other Expenses
   (after
   voluntary fee
  reductions)...         .35%(4)         .49%(4)         .34%            .43%            .49%(4)         .64%             .79%(4)
                       -----           -----           -----           -----           -----           -----            -----
 Total Fund
   Operating
   Expenses
   (after
   voluntary fee
  reductions)...         .85%(5)         .99%(5)         .84%(5)         .93%(5)         .99%(5)        1.64%            1.79%
                       =====           =====           =====           =====           =====           =====            =====

---------

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

(3) Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1998. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets for Trust Shares would be .40% for the Prime Money Market Fund, .60% for the Short-Intermediate, Intermediate Bond, North Carolina and South Carolina Funds; and .74% for the Growth and Income, Balanced and Large Company Growth Funds.

(4) With respect to the Prime Money Market Fund, International Equity Fund, South Carolina Fund, and Large Company Growth Fund, "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets for Trust Shares would be .45% for the Prime Money Market Fund, and .40% for the North Carolina Fund and .81% for the International Equity Fund.

(5) As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of fees, Total Fund Operating Expenses for Trust Shares, as a percentage of average daily net assets, would be .85% for the Prime Money Market Fund, .96% for the Short-Intermediate Fund, .97% for the Intermediate Bond Fund, 1.00% for the North Carolina Fund, 1.09% for the South Carolina Fund, 1.08% for the Growth and Income Fund, 1.17% for the Balanced Fund, 1.81% for the International Equity Fund, and 1.23% for the Large Company Growth Fund.

EXAMPLE:

     You would pay the following expenses on a $1,000 investment in Trust Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                    ------     -------     -------     --------
        Prime Money Market Fund.................     $  7        $21         N/A          N/A
        U.S. Treasury Fund......................     $  8        $24         $42         $ 93
        Short-Intermediate Fund.................     $  9        $27         $48         $106
        Intermediate Bond Fund..................     $  9        $28         $48         $107
        North Carolina Fund.....................     $  9        $27         $47         $105
        South Carolina Fund.....................     $ 10        $32         N/A          N/A
        Growth and Income Fund..................     $  9        $27         $47         $104
        Balanced Fund...........................     $  9        $30         $51         $114
        Large Company Growth Fund...............     $ 10        $32         N/A          N/A
        Small Company Growth Fund...............     $ 17        $52         $89         $194
        International Equity Fund...............     $ 18        $56         N/A          N/A

  Trust Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.

  The purpose of the table above is to assist a potential investor in the Funds in understanding the various costs and expenses that an investor in the Trust Shares of each Fund will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                   FEE TABLE

  The following Fee Table and example summarize the various costs and expenses that a Shareholder of Trust Shares of the Funds of Funds will bear, either directly or indirectly.

                                                    CAPITAL MANAGER    CAPITAL MANAGER
                                                     CONSERVATIVE         MODERATE        CAPITAL MANAGER
                                                      GROWTH FUND        GROWTH FUND        GROWTH FUND
                                                    ---------------    ---------------    ---------------
                                                      TRUST CLASS        TRUST CLASS        TRUST CLASS
                                                    ---------------    ---------------    ---------------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price)...............            0%                 0%                 0%
  Maximum Sales Load Imposed on Reinvested
     Dividends (as a percentage of offering
     price)......................................            0%                 0%                 0%
  Deferred Sales Load (as a percentage of
     original purchase price or redemption
     proceeds, as applicable)....................            0%                 0%                 0%
  Redemption Fees (as a percentage of amount
     redeemed, if applicable)(2).................            0%                 0%                 0%
  Exchange Fee...................................        $   0              $   0              $   0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
  Management Fees (after voluntary fee
     reductions)(3)..............................          .05%               .05%               .05%
  12b-1 Fee......................................            0%                 0%                 0%
  Other Expenses (after voluntary fee
     reductions)(4)..............................          .43%               .45%               .43%
                                                        ------             ------             ------
  Total Fund Operating Expenses (after voluntary
     fee reductions)(5)..........................          .48%               .48%               .48%
                                                    ============       ============       ============

---------

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. Such fee is currently being waived. (See "HOW TO PURCHASE AND REDEEM
    SHARES--Redemption by Telephone.")

(3) Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1998. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets would be .25%.

(4) "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets would be .58%.

(5) As indicated in the preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of investment advisory and/or other expenses, total fund operating expenses for Trust Shares as a percentage of average daily net assets would be .83%.

  The Funds of Funds will each indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds and the investment returns of each Fund of Funds will be net of the expenses of the Underlying Funds.

  The following charts provide the expense ratio for each of the Underlying Funds in which each Fund of Funds invests. The chart below provides the expense ratios which include any voluntary reduction in fees.

                            NAME OF UNDERLYING FUND                      EXPENSE RATIO
          ------------------------------------------------------------   -------------
          Prime Money Market Fund.....................................         .65%
          U.S. Treasury Fund..........................................         .75%
          Short-Intermediate Fund.....................................         .86%
          Intermediate Bond Fund......................................         .87%
          Growth and Income Fund......................................         .84%
          Balanced Fund...............................................         .93%
          Small Company Growth Fund...................................        1.64%
          International Equity Fund...................................        1.79%
          Large Company Growth Fund...................................         .99%

  After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds, the estimated average weighted expense ratio for the Trust Class Shares of the Capital Manager Conservative Growth Fund is 1.52%, for the Capital Manager Moderate Growth Fund is 1.55% and for the Capital Manager Growth Fund is 1.60%.

  The chart below provides the expense ratios for each of the Underlying Funds, absent any voluntary reductions in fees.

                            NAME OF UNDERLYING FUND                      EXPENSE RATIO
          ------------------------------------------------------------   -------------
          Prime Money Market Fund.....................................         .85%
          U.S. Treasury Fund..........................................         .75%
          Short-Intermediate Fund.....................................         .96%
          Intermediate Bond Fund......................................         .97%
          Growth and Income Fund......................................        1.08%
          Balanced Fund...............................................        1.17%
          Small Company Growth Fund...................................        1.64%
          International Equity Fund...................................        1.81%
          Large Company Growth Fund...................................        1.23%

  After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds, the estimated average weighted expense ratio for the Trust Class Shares of the Capital Manager Conservative Growth Fund is 1.77%, for the Capital Manager Moderate Growth Fund is 1.80%, and for the Capital Manager Growth Fund is 1.85%.

EXAMPLE:

     On the basis of estimated expenses for the Funds of Funds, including voluntary fee reductions, set forth on page 6, the following examples illustrate the expenses you would pay on a $1,000 investment in Trust Shares of the Funds of Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                                1 YEAR    3 YEARS
                                                                                ------    -------
Capital Manager Conservative Growth Fund.....................................     $5        $15
Capital Manager Moderate Growth Fund.........................................     $5        $15
Capital Manager Growth Fund..................................................     $5        $15

  Absent voluntary fee reductions, the dollar amounts in the above example would be as follows:

                                                                                1 YEAR    3 YEARS
                                                                                ------    -------
Capital Manager Conservative Growth Fund.....................................     $8        $26
Capital Manager Moderate Growth Fund.........................................     $8        $26
Capital Manager Growth Fund..................................................     $8        $26

  Trust Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.

  The purpose of the tables above is to assist a potential investor in the Funds of Funds in understanding the various costs and expenses that an investor in the Trust Shares of each Fund of Funds will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  The tables below set forth financial highlights concerning the investment results for each of the Funds for the periods indicated. The information through the year ended September 30, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors for the Group, whose report thereon, insofar as it relates to each of the years or periods indicated herein is included in the Statement of Additional Information. The Prime Money Market Fund, the South Carolina Fund, the Large Company Growth Fund and the Funds of Funds had not commenced operations as of September 30, 1997.

  The Class A Shares (formerly the Investor Shares) and Trust Shares of each Fund (other than the Balanced Fund and the Small Company Growth Fund, which had not yet commenced operations) effectively were operated as a single class of shares from the commencement of operations of each of these Funds until January 31, 1993. On February 1, 1993, each of these Funds (and the Balanced Fund upon its commencement of operations) began charging Rule 12b-1 fees exclusively to Class A Shares pursuant to an exemptive order received from the Securities and Exchange Commission on January 19, 1993. Information regarding the Class A and Class B Shares can be obtained in a separate prospectus by writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling (800) 228-1872.

                                                             U.S. TREASURY MONEY MARKET FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   NOVEMBER 30, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS            TRUST CLASS
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $   1.00             $   1.00             $   1.00             $   1.00               $  1.00
                            ---------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............         0.046                0.046                0.050                0.030                 0.027
                            ---------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....         0.046                0.046                0.050                0.030                 0.027
                            ---------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............        (0.046)              (0.046)              (0.050)              (0.030)               (0.027)
                            ---------             --------             --------             --------               -------
      Total
       Distributions...        (0.046)              (0.046)              (0.050)              (0.030)               (0.027)
                            ---------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $   1.00             $   1.00             $   1.00             $   1.00               $  1.00
                            =========             ========             ========             ========               =======
Total Return...........          4.71%                4.74%                5.07%                3.01%                 2.70%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $266,840             $205,974             $120,083             $ 77,464               $74,962
  Ratio of expenses to
    average net
    assets.............          0.75%                0.75%                0.72%                0.67%                 0.38%(c)
  Ratio of net
    investment income
    average net
    assets.............          4.61%                4.63%                4.97%                2.97%                 2.71%(c)
  Ratio of expenses to
    average net
    assets*............          0.75%                0.75%                0.75%                0.83%                 0.81%(c)
  Ratio of net
    investment income
    to average net
    assets*............          4.61%                4.63%                4.95%                2.82%                 2.27%(c)

                                                     SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   NOVEMBER 30, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS            TRUST CLASS
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $   9.74             $   9.89             $   9.61             $  10.30               $ 10.00
                             --------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.57                 0.57                 0.56                 0.52                  0.49
  Net realized and
    unrealized gains
    (losses) on
    investments........          0.03                (0.15)                0.28                (0.68)                 0.30
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....          0.60                 0.42                 0.84                (0.16)                 0.79
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............         (0.57)               (0.57)               (0.56)               (0.52)                (0.49)
  Net realized gains...            --                   --                   --                (0.01)                   --
                             --------             --------             --------             --------               -------
      Total
       Distributions...         (0.57)               (0.57)               (0.56)               (0.53)                (0.49)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $   9.77             $   9.74             $   9.89             $   9.61               $ 10.30
                             ========             ========             ========             ========               =======
Total Return...........          6.33%                4.36%                9.01%               (1.66)%                8.01%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $103,523             $ 62,621             $ 45,005             $ 38,208               $34,646
  Ratio of expenses to
    average net
    assets.............          0.86%                0.93%                0.93%                0.71%                 0.39%(c)
  Ratio of net
    investment income
    average net
    assets.............          5.85%                5.81%                5.78%                5.20%                 5.60%(c)
  Ratio of expenses to
    average net
    assets*............          0.96%                1.03%                1.08%                1.08%                 1.05%(c)
  Ratio of net
    investment income
    to average net
    assets*............          5.75%                5.71%                5.64%                4.83%                 4.94%(c)
  Portfolio
    turnover(d)........         87.99%               54.82%              106.81%                7.06%                14.06%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                                                         INTERMEDIATE U.S. GOVERNMENT BOND FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 9, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS            TRUST CLASS
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $   9.64             $   9.89             $   9.34             $  10.40               $ 10.00
                             --------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.56                 0.58                 0.61                 0.62                  0.64
  Net realized and
    unrealized gains
    (losses) on
    investments........          0.21                (0.25)                0.55                (1.04)                 0.40
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....          0.77                 0.33                 1.16                (0.42)                 1.04
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............         (0.56)               (0.58)               (0.61)               (0.62)                (0.64)
  Net realized gains...            --                   --                   --                (0.02)                   --
                             --------             --------             --------             --------               -------
      Total
       Distributions...         (0.56)               (0.58)               (0.61)               (0.64)                (0.64)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $   9.85             $   9.64             $   9.89             $   9.34               $ 10.40
                             ========             ========             ========             ========               =======
Total Return...........          8.20%                3.43%               12.91%               (4.23)%               10.76%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $142,545             $119,633             $ 78,578             $ 68,451               $59,816
  Ratio of expenses to
    average net
    assets.............          0.87%                0.87%                0.85%                0.70%                 0.39%(c)
  Ratio of net
    investment income
    to average net
    assets.............          5.74%                5.94%                6.43%                6.27%                 6.45%(c)
  Ratio of expenses to
    average net
    assets*............          0.97%                0.97%                1.00%                1.06%                 1.03%(c)
  Ratio of net
    investment income
    to average net
    assets*............          5.64%                5.84%                6.28%                5.91%                 5.82%(c)
  Portfolio
    turnover(d)........         62.45%               76.29%               68.91%                0.38%                15.27%

                                                        NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 16, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS            TRUST CLASS
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $  10.05             $  10.15             $   9.78             $  10.29               $ 10.00
                             --------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.41                 0.38                 0.37                 0.38                  0.36
  Net realized and
    unrealized gains
    (losses) on
    investments........          0.22                (0.10)                0.37                (0.50)                 0.29
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....          0.63                 0.28                 0.74                (0.12)                 0.65
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............         (0.41)               (0.38)               (0.37)               (0.38)                (0.36)
  Net realized gains...            --                   --                   --                (0.01)                   --
                             --------             --------             --------             --------               -------
      Total
       Distributions...         (0.41)               (0.38)               (0.37)               (0.39)                (0.36)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $  10.27             $  10.05             $  10.15             $   9.78               $ 10.29
                             ========             ========             ========             ========               =======
Total Return...........          6.43%                2.77%                7.77%               (1.18)%                6.62%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $ 61,120             $ 28,443             $ 28,091             $ 27,770               $20,128
  Ratio of expenses to
    average net
    assets.............          0.85%                0.96%                0.91%                0.63%                 0.42%(c)
  Ratio of net
    investment income
    to average net
    assets.............          4.13%                3.72%                3.78%                3.77%                 3.80%(c)
  Ratio of expenses to
    average net
    assets*............          1.00%                1.11%                1.13%                1.17%                 1.30%(c)
  Ratio of net
    investment income
    to average net
    assets*............          3.98%                3.57%                3.55%                3.24%                 2.92%(c)
  Portfolio
    turnover(d)........         16.98%               20.90%                9.38%                0.56%                 5.92%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                                                              GROWTH AND INCOME STOCK FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 9, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS            TRUST CLASS
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $  15.34             $  12.99             $  11.28             $  11.28               $ 10.00
                             --------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.30                 0.29                 0.28                 0.28                  0.30
  Net realized and
    unrealized gains on
    investments........          5.31                 2.44                 1.98                 0.11                  1.28
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....          5.61                 2.73                 2.26                 0.39                  1.58
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............         (0.30)               (0.29)               (0.28)               (0.28)                (0.30)
  Net realized gains...         (0.63)               (0.09)               (0.12)               (0.11)                   --
  In excess of net
    realized gains.....            --                   --                (0.15)                  --                    --
                             --------             --------             --------             --------               -------
      Total
       Distributions...         (0.93)               (0.38)               (0.55)               (0.39)                (0.30)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $  20.02             $  15.34             $  12.99             $  11.28               $ 11.28
                             ========             ========             ========             ========               =======
Total Return...........         38.13%               21.31%               20.88%                3.58%                16.06%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $308,984             $206,659             $145,603             $ 89,355               $82,358
  Ratio of expenses to
    average net
    assets.............          0.84%                0.86%                0.82%                0.66%                 0.40%(c)
  Ratio of net
    investment income
    to average net
    assets.............          1.77%                2.07%                2.40%                2.51%                 3.08%(c)
  Ratio of expenses to
    average net
    assets*............          1.08%                1.10%                1.10%                1.15%                 1.17%(c)
  Ratio of net
    investment income
    to average net
    assets*............          1.53%                1.83%                2.11%                2.02%                 2.31%(c)
  Portfolio
    turnover(d)........         22.66%               19.82%                8.73%               21.30%                27.17%
  Average commission
    rate(e)............      $ 0.0637             $ 0.0721

                                                                      BALANCED FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED      JULY 1, 1993 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS            TRUST CLASS
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $  11.93             $  11.01             $   9.74             $  10.18               $ 10.00
                             --------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.49                 0.46                 0.46                 0.40                  0.09
  Net realized and
    unrealized gains
    (losses) on
    investments........          2.04                 0.92                 1.27                (0.44)                 0.18
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....          2.53                 1.38                 1.73                (0.04)                 0.27
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............         (0.49)               (0.46)               (0.46)               (0.40)                (0.09)
  Net realized gains...         (0.37)                  --                   --                   --                    --
                             --------             --------             --------             --------               -------
      Total
       Distributions...         (0.86)               (0.46)               (0.46)               (0.40)                (0.09)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $  13.60             $  11.93             $  11.01             $   9.74               $ 10.18
                             ========             ========             ========             ========               =======
Total Return...........         22.11%               12.74%               18.23%               (0.42)%                2.74%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $ 88,524             $ 69,374             $ 49,794             $ 39,715               $20,374
  Ratio of expenses to
    average net
    assets.............          0.93%                0.95%                0.92%                0.73%                 0.44%(c)
  Ratio of net
    investment income
    to average net
    assets.............          3.88%                4.03%                4.51%                4.22%                 4.44%(c)
  Ratio of expenses to
    average net
    assets*............          1.17%                1.19%                1.21%                1.25%                 1.47%(c)
  Ratio of net
    investment income
    to average net
    assets*............          3.64%                3.79%                4.22%                3.70%                 3.42%(c)
  Portfolio
    turnover(d)........         27.07%               19.87%               23.68%               12.91%                 8.32%
  Average commission
    rate(e)............      $ 0.0658             $ 0.0749

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.
(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                             SMALL COMPANY GROWTH FUND
                                                          ---------------------------------------------------------------
                                                          FOR THE YEAR ENDED   FOR THE YEAR ENDED    DECEMBER 7, 1994 TO
                                                          SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995(a)
                                                          ------------------   ------------------   ---------------------
                                                             TRUST CLASS          TRUST CLASS            TRUST CLASS
                                                          ------------------   ------------------   ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $  21.18             $  14.57               $ 10.00
                                                               --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment loss....................................         (0.11)               (0.17)                (0.07)
  Net realized and unrealized gains on investments.......          2.47                 6.78                  4.64
                                                               --------             --------               -------
      Total from Investment Activities...................          2.36                 6.61                  4.57
                                                               --------             --------               -------
DISTRIBUTIONS
  Net realized gains.....................................         (0.02)                  --                    --
      Total Distributions................................         (0.02)                  --                    --
                                                               --------             --------               -------
NET ASSET VALUE, END OF PERIOD...........................      $  23.52             $  21.18               $ 14.57
                                                               ========             ========               =======
Total Return.............................................         11.17%               45.37%                45.70%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........................      $ 58,660             $ 36,373               $16,962
  Ratio of expenses to average net assets................          1.64%                1.79%                 2.33%(c)
  Ratio of net investment loss to average net assets.....         (1.04)%              (1.00)%               (1.34)%(c)
  Ratio of expenses to average net assets*...............          1.64%                1.79%                 2.42%(c)
  Ratio of net investment loss to average net assets*....         (1.04)%              (1.00)%               (1.43)%(c)
Portfolio Turnover(d)....................................         80.66%               71.62%                46.97%
Average commission rate(e)...............................      $ 0.0570             $ 0.0562

                                                                                                 INTERNATIONAL
                                                                                                  EQUITY FUND
                                                                                               ------------------
                                                                                               JANUARY 2, 1997 TO
                                                                                                 SEPTEMBER 30,
                                                                                                    1997(a)
                                                                                               ------------------
                                                                                                  TRUST CLASS
                                                                                               ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................................         $  10.00
                                                                                                    --------
INVESTMENT ACTIVITIES
  Net investment income....................................................................             0.03
  Net realized and unrealized gains on investments.........................................             1.30
                                                                                                    --------
      Total from Investment Activities.....................................................             1.33
                                                                                                    --------
DISTRIBUTIONS
  Net investment income....................................................................            (0.02)
  In excess of net investment income.......................................................            (0.03)
                                                                                                    --------
      Total Distributions..................................................................            (0.05)
                                                                                                    --------
NET ASSET VALUE, END OF PERIOD.............................................................         $  11.28
                                                                                                    ========
Total Return...............................................................................            13.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)..........................................................         $ 52,373
  Ratio of expenses to average net assets..................................................             1.79%(c)
  Ratio of net investment income to average net assets.....................................             0.32%(c)
  Ratio of expenses to average net assets*.................................................             1.81%(c)
  Ratio of net investment income to average net assets*....................................             0.30%(c)
  Portfolio Turnover(d)....................................................................            41.45%
  Average commission rate(e)...............................................................         $ 0.0457

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.
(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUNDS

  All instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar weighted maturity of the securities in each Money Market Fund will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for further explanation of the amortized cost valuation method.

  All securities acquired by the Money Market Funds will be determined at the time of purchase by the Group's adviser or sub-adviser, under guidelines established by the Group's Board of Trustees, to present minimal credit risks. The Prime Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard's & Poor's Corporation and "P-1" by Moody's Investors Services, Inc.); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser or Sub-Adviser pursuant to guidelines approved by the Board of Trustees, See the Statement of Additional Information for explanations of the rating systems.

  Under the guidelines adopted by the Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Adviser or the Sub-Adviser may be required prompted to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

PRIME MONEY MARKET FUND

  The investment objective of the Prime Money Market Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  The Prime Money Market Fund may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Fund may invest in:

          (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

          (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

          (C) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

          (D) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

          (E) dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

          (F) guaranteed investment contracts issued by highly-rated U.S. insurance companies;

          (G) securities issued or guaranteed by state or local governmental bodies; and

          (H) repurchase agreements relating to the above instruments.

  The Prime Money Market Fund concentrates its investments in obligations issued by the financial services industry. However, for temporary defensive purposes during periods when the Adviser or Sub-Adviser believes that maintaining this concentration may be inconsistent with the best interest of Shareholders, the Fund will not maintain this concentration. Money market instruments of companies in the financial services industry include, but are not limited to, certificates of deposit, commercial paper, bankers' acceptances, demand and time deposits, and bank notes. These money market obligations are issued by domestic or foreign banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies and a variety of firms in the insurance field. Financial service companies offering money market issues must have total assets of $1 billion or more before their issues can be considered for investment. Because the Fund concentrates more than 25% of its total assets in the financial services industry, it will be exposed to greater risks associated with that industry, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions. The Fund will not purchase securities issued by PNC Bank or BB&T or any of their affiliates.

U.S. TREASURY FUND

  The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal through investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

  Obligations purchased by the U.S. Treasury Fund are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

THE FIXED INCOME FUNDS

  The investment objective of the Short-Intermediate Fund and the Intermediate Bond Fund (the "Fixed Income Funds") is to seek current income consistent with the preservation of capital. The Short-Intermediate Fund will invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), some of which may be subject to repurchase agreements, or in high grade collateralized mortgage obligations ("CMOs"). At least 65% of the Short-Intermediate Fund's assets will be invested in U.S. Government Securities. The dollar-weighted average portfolio maturity of the Short-Intermediate Fund will be from two to five years. The Intermediate Bond Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The dollar-weighted average portfolio maturity of the Intermediate Bond Fund will be from five to ten years. CMOs will be considered bonds for this purpose if their expected average life is comparable to the maturity of other bonds eligible for purchase by the Fixed Income Funds. The Fixed Income Funds may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

  Bonds, notes and debentures in which the Fixed Income Funds may invest may differ in interest rates, maturities and times of issuance. Mortgage-related securities purchased by the Fixed Income Funds will be either (i) issued by United States Government-owned or sponsored corporations or (ii) rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, (for example, rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P")), or, if not rated, are of comparable quality as determined by BB&T. The applicable ratings are described in the Appendix to the Statement of Additional Information.

THE NORTH CAROLINA FUND

  The North Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). The North Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

  The North Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the North Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the North Carolina Fund would be suitable for them.

THE SOUTH CAROLINA FUND

  The South Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and South Carolina personal income tax. Under normal market conditions, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations"). The South Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

  The South Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the South Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the South Carolina Fund would be suitable for them.

THE GROWTH AND INCOME FUND

  The Growth and Income Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the Growth and Income Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

  Equity securities purchased by the Growth and Income Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/ NYSE system. While some stocks may be purchased primarily to achieve the Growth and Income Fund's investment objective for income, most stocks will be purchased by the Growth and Income Fund primarily in furtherance of its investment objective for growth. The Growth and Income Fund will favor stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

  Stocks such as those in which the Growth and Income Fund may invest are more volatile and carry more risk than some other forms of investment. Depending upon the performance of the Growth and Income Fund's investments, the net asset value per Share of the Fund may decrease instead of increase.

THE BALANCED FUND

  The Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

  The portion of the Balanced Fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions. The Balanced Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the Balanced Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Balanced Fund's attempt to achieve its investment objective.

  The Balanced Fund's equity securities will generally consist of common stocks but may also consist of other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and which are believed by BB&T to be undervalued.

  The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The Balanced Fund may also invest in CMOs. The average dollar-weighted maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions.

  It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

THE LARGE COMPANY GROWTH FUND

  The Large Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies. ("Capitalization" is the total market value of all the outstanding shares of a company.) The Large Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose weighted average capitalization is in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(1) In making portfolio investments, the Large Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth, and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of large companies, will be invested in the instruments described below and under "Specific Investment Policies."

THE SMALL COMPANY GROWTH FUND

  The Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The Small Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $1 billion at the time of purchase. In making portfolio investments, the Small Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of small companies, will be invested in the instruments described below and under "Specific Investment Policies."

  Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate more than that of a share of a fund that invests in larger established companies.

THE FUNDS OF FUNDS

  The investment objective of the Capital Manager Conservative Growth Fund is to seek capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  The investment objective of the Capital Manager Moderate Growth Fund is to seek capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  The investment objective of the Capital Manager Growth Fund is to seek capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

  Under normal market conditions, each Fund of Funds will invest at least 65% of its total assets in up to nine Underlying Funds of the Group. These assets will be allocated within the ranges indicated below.

  The Conservative Growth Fund will invest 25% to 55% of its total assets in Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 45% to 75% of its total assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 20% of its total assets in Underlying Funds which are money market funds.

---------------

  (1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND

                                                                     INVESTMENT RANGE
                            UNDERLYING FUND                      (PERCENT OF FUND ASSETS)
          ----------------------------------------------------   ------------------------
          EQUITY FUNDS
          Growth and Income Fund..............................       0%-55%
          Balanced Fund.......................................       0%-30%
          Small Company Growth Fund...........................       0%-30%
          International Equity Fund...........................       0%-30%
          Large Company Growth Fund...........................       0%-55%
          FIXED INCOME FUNDS
          Short-Intermediate Fund.............................       0%-75%
          Intermediate Bond Fund..............................       0%-75%
          MONEY MARKET FUNDS
          U.S. Treasury Fund..................................       0%-20%
          Prime Money Market Fund.............................       0%-20%

                      CAPITAL MANAGER MODERATE GROWTH FUND

  The Moderate Growth Fund will invest 45% to 75% of its total assets in Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 25% to 55% of its total assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 15% of its total assets in Underlying Funds which are money market funds.

                                                                     INVESTMENT RANGE
                            UNDERLYING FUND                      (PERCENT OF FUND ASSETS)
          ----------------------------------------------------   ------------------------
          EQUITY FUNDS
          Growth and Income Fund..............................       0%-75%
          Balanced Fund.......................................       0%-50%
          Small Company Growth Fund...........................       0%-50%
          International Equity Fund...........................       0%-50%
          Large Company Growth Fund...........................       0%-75%
          FIXED INCOME FUNDS
          Short-Intermediate Fund.............................       0%-55%
          Intermediate Bond Fund..............................       0%-55%
          MONEY MARKET FUNDS
          U.S. Treasury Fund..................................       0%-15%
          Prime Money Market Fund.............................       0%-15%

  The Growth Fund will invest 60% to 90% of its total assets in Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 10% to 40% of its total assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 10% of its total assets in Underlying Funds which are money market funds.

                          CAPITAL MANAGER GROWTH FUND

                                                                     INVESTMENT RANGE
                            UNDERLYING FUND                      (PERCENT OF FUND ASSETS)
          ----------------------------------------------------   ------------------------
          EQUITY FUNDS
          Growth and Income Fund..............................       0%-90%
          Balanced Fund.......................................       0%-65%
          Small Company Growth Fund...........................       0%-65%
          International Equity Fund...........................       0%-65%
          Large Company Growth Fund...........................       0%-90%
          FIXED INCOME FUNDS
          Short-Intermediate Fund.............................       0%-40%
          Intermediate Bond Fund..............................       0%-40%
          MONEY MARKET FUNDS
          U.S. Treasury Fund..................................       0%-10%
          Prime Money Market Fund.............................       0%-10%

  The allocation of each Fund of Funds' assets among the Underlying Funds will be made by BB&T under the supervision of the Group's Board of Trustees within the percentage ranges set forth in the table above. BB&T will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds. BB&T may vary the allocation within the above ranges. There is no assurance that the Funds of Funds will achieve their stated objectives.

  The Funds of Funds' net asset value will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

  With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus.

  The Funds of Funds and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers' acceptances, variable amount master demand notes, and bank money market deposit accounts. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

  To the extent the Funds of Funds or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

  The investments of the Funds of Funds are concentrated in the Underlying Funds, so each Fund of Funds' performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, each Fund of Funds must allocate its investments among the Underlying Funds within certain ranges. As a result, the Funds of Funds do not have the same flexibility to invest as mutual funds without such constraints.

INTERNATIONAL EQUITY FUND

  The International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. During normal market conditions, the International Equity Fund will normally invest at least 80%, and, in any event, at least 65%, of the value of its total assets in equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

  During normal market conditions, the International Equity Fund will normally invest at least 90%, and, in any event, at least 65%, of the value of its total assets in securities of foreign issuers. The Fund will pursue investments in non-dollar denominated stocks primarily in countries included in the Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE"). The Fund may also invest its assets in countries with emerging economies or securities markets. The Fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

  When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's home market or stock exchange. A security's earnings trend and its price momentum will also be factors considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

ALL FUNDS

  The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous"). There can be, of course, no assurance that a Fund will achieve its investment objective.

  Depending upon the performance of the portfolio investments of each of the Short-Intermediate, Intermediate Bond, North Carolina, South Carolina, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds (collectively, the "Variable NAV Funds"), the net asset value per Share of each Variable NAV Fund will fluctuate. Correspondingly, the net asset value of the Funds of Funds will fluctuate with changes in the value of the Underlying Funds in which they invest.

SPECIFIC INVESTMENT POLICIES

  The following is a description of certain of the permitted investments for the Funds. As described above in "The Funds of Funds," each Fund of Funds may also invest directly in certain of the following instruments which the Underlying Funds may purchase. For a more detailed description, see the Statement of Additional Information.

REPURCHASE AGREEMENTS

  Securities held by each Fund may be subject to repurchase agreements. A Fund will enter into repurchase agreements for the purposes of maintaining liquidity and obtaining favorable yields. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of the collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund could incur delays and costs in selling the underlying security or could suffer a loss of principal and interest if such Fund were treated as an unsecured creditor and required to return the underlying security to the seller's estate. A Fund will enter into repurchase agreements with financial institutions or registered broker-dealers deemed creditworthy by BB&T (or PNC Equity Advisors Company ("PEAC"), the Small Company Growth Fund's investment sub-adviser, CastleInternational Asset Management Limited ("CastleInternational"), the International Equity Fund's investment sub-adviser, or PNC Institutional Management Corporation ("PIMC"), the Prime Money Market Fund's investment sub-adviser. Except as described in the Statement of Additional Information, there is no aggregate limitation on the amount of a Fund's total assets that may be invested in instruments which are subject to repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS

  In accordance with the investment restrictions described below, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. A Fund will enter into reverse repurchase agreements for the purpose of meeting liquidity needs. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements include the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

WHEN-ISSUED SECURITIES

  Each of the Funds except the U.S. Treasury Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, the Prime Money Market Fund, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may purchase and sell securities on a "forward commitment" basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid Fund securities equal to the amount of that commitment in a separate account and may be required to subsequently place additional assets in the separate account to maintain equivalence with the Fund's commitment. The ability to purchase when-issued securities will provide a Fund with the flexibility of participating in new issues of government securities, particularly mortgage-related securities. Prior to delivery of when-issued securities, the securities are subject to fluctuations in value, and no income accrues until their receipt. A Fund engages in when-issued and delayed-delivery transactions only with the intent of acquiring Fund securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed-delivery transactions, the Funds rely on the seller to complete the transaction; its failure to do so may cause a Fund to miss a price or yield considered to be advantageous. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions. The Prime Money Market Fund, the Large Company Growth Fund's, the Small Company Growth Fund's and the International Equity Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of their respective total assets absent unusual market conditions.

SHORT-TERM OBLIGATIONS

  The Fixed Income Funds, the North Carolina Fund, the South Carolina Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations ("NRSROs") (for example, commercial paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by Moody's), or (ii) do not possess a rating (i.e., are unrated) but are determined by BB&T (or PEAC with respect to the Small Company Growth Fund or CastleInternational with respect to the International Equity Fund), to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund will limit its investment in short-term obligations to 35% of its total assets.

  Each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. Pending investments or to meet anticipated redemption requests, the International Equity Fund may also invest in short-term obligations. For temporary defensive purposes, as determined by BB&T (or, in the case of the Small Company Growth Fund, PEAC or, in the case of the International Equity Fund, CastleInternational), these investments may constitute 100% of such Funds' portfolio and, in such circumstances, will constitute a temporary suspension of such Funds' attempts to achieve their investment objectives.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities will constitute the primary investment of the Short-Intermediate and Intermediate Bond Funds. The Prime Money Market Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may also invest in U.S. Government Securities. The types of U.S. Government Securities in which these Funds will invest include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

  U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.

  The Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth and Small Company Growth Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

  The U.S. Treasury Fund may invest in U.S. Government Securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. In addition, the North Carolina Fund and the South Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).

COLLATERALIZED MORTGAGE OBLIGATIONS

  Each of the Fixed Income Funds, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund and the Small Company Growth Fund may also invest in collateralized mortgage obligations ("CMOs"). Although under normal market conditions it does not expect to do so, except in connection with repurchase agreements, the Prime Money Market Fund may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

  Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

  CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

  Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Group's Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

  Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

COMMERCIAL BONDS

  The Growth and Income Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds may invest up to 35% of their total assets, and the Balanced Fund also may invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property.

  Bonds, notes and debentures in which the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest may differ in interest rates, maturities and times of issuance and may include CMOs (which are described above).

  The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds will invest only in bonds, notes, and debentures which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO (for example, at least A by Moody's or S&P), or, if unrated, which BB&T (or PEAC, with respect to the Small Company Growth Fund) deems to be of comparable quality. The applicable ratings are described in the Appendix to the Statement of Additional Information. In the event that the rating of any debt securities falls below the third highest rating category, these Funds will not be obligated to dispose of such obligations and may continue to hold such obligations if, in the opinion of BB&T (or PEAC, with respect to the Small Company Growth Fund), such investment is considered appropriate under the circumstances.

OPTIONS AND FUTURES CONTRACTS

  To the extent consistent with its investment objective, the Large Company Growth, Small Company Growth, International Equity, Growth and Income Fund and the Balanced Fund may engage in writing call options from time to time as BB&T deems to be appropriate. Options are written solely as covered call options (options on securities owned by a Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written. Upon the sale of a portfolio security upon which it has written a covered call option, a Fund must effect a closing purchase transaction so as to avoid converting a covered call into a "naked call," i.e., a call option on a security not owned by the Fund. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price but retains the risk of loss should the price of the security decline.

  To the extent consistent with its investment objective, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

  To the extent consistent with its investment objective, each Fund of the Group (other than the U.S. Treasury Money Market Fund and the Prime Money Market Fund) may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

  Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

  Each Fund of the Group (other than the U.S. Treasury Money Market Fund and the Prime Money Market Fund) may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

  The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements; and (v) a purchaser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors. Successful use of futures is subject to the ability correctly to predict movements in the direction of the market. For example, if a Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because the Fund will have approximately equal offsetting losses in its future positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

  A Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations.

FOREIGN INVESTMENTS

  The Prime Money Market Fund may invest in debt obligations of foreign corporations and banks. The Prime Money Market Fund may invest in Eurodollar Certificates of Deposits ("ECDs") which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

  The Prime Money Market Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

  The Prime Money Market Fund may invest in commercial paper (including variable amount master demand notes) issued by U.S. or foreign corporations. The Prime Money Market Fund may also invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

  Investments in ECDs, ETDs, CTDs, Yankee CDs, CCP, and Europaper may subject the Prime Money Market Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of foreign withholding taxes on interest income, possible seizure, currency blockage, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely effect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. The Prime Money Market Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Adviser or Sub-Adviser believes that the risks associated with such instruments are minimal and only when such instruments are denominated and payable in United States dollars.

  The Balanced Fund, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs") or the purchase of securities on the New York Stock Exchange. However, the Balanced Fund, the Growth and Income Fund and the Large Company Growth Fund will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Fund would exceed 25% of the value of the total assets of the Fund. A Fund may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in CCP and Europaper.

  During normal market conditions, the International Equity Fund will invest at least 90% and, in any event, at least 65%, of its total assets in securities of foreign issuers. The International Equity Fund invests primarily in equity securities of issuers located in countries included in EAFE and may invest in equity securities of issuers located in emerging markets. EAFE is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of securities listed on the stock exchanges of such countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE.

  From time to time the International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Fund's total assets in this or any other country will make the Fund's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

  The International Equity Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored

ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

  Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A Fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.

  In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange.

  Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

  The expense ratio of the International Equity Fund is expected to be higher than that of Funds of the Group investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source, and additional costs arising from delays in settlements of transactions involving foreign securities.

  The International Equity Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers. The International Equity Fund intends to limit its investment in countries with emerging economies or securities markets to 20% of its total assets.

  The International Equity Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. The Funds of Funds may not use forward foreign currency exchange contracts.

OTHER INVESTMENT PRACTICES

  For liquidity purposes, each Fund except the Prime Money Market Fund and the U.S. Treasury Fund may invest in money market funds. For a description of the Funds of Funds' practices, see "Funds of Funds." Each other Fund except the Prime Money Market Fund and the U.S. Treasury Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including Shares of the Prime Money Market Fund and the U.S. Treasury Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission) and up to 10% of its total assets in more than one money market mutual fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the Prime Money Market Fund and the U.S. Treasury Fund, BB&T and BISYS Fund Services (the "Administrator") (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP"--"Investment Adviser" and "Administrator and Distributor") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the Prime Money Market Fund or the U.S. Treasury Fund that are attributable to those Fund investments. BB&T and the Administrator will promptly forward such fees to the investing Funds. The Funds, except the Funds of Funds, will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions on the Funds' investments in the securities of an unaffiliated money market fund and/or the Prime Money Market Fund or the U.S. Treasury Fund are contained in the Statement of Additional Information.

  In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one country.

  In order to generate additional income, each Fund except the North Carolina Fund and the South Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government Securities. This collateral will be valued daily by BB&T (or PEAC with respect to the Small Company Growth Fund, CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which BB&T (or PEAC with respect to the Small Company Growth Fund, CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) has determined are creditworthy under guidelines established by the Group's Board of Trustees. Each Fund will restrict its securities lending to 30% (33 1/3% with respect to the Prime Money Market Fund and the International Equity Fund) of its total assets.

  In order to generate income, the Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/ or income of the Funds in order to take advantage of what BB&T (or PEAC, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity Fund) believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.

CORPORATE AND BANK OBLIGATIONS

  To the extent consistent with its investment objective, the Prime Money Market Fund may invest in debt obligations of domestic corporations and banks. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Prime Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

PRIVATE PLACEMENT INVESTMENTS

  Each Fund of the Group (other than the U.S. Treasury Money Market Fund) may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

  Each Fund of the Group (other than the U.S. Treasury Money Market Fund) may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the adviser or sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

GUARANTEED INVESTMENT CONTRACTS

  The Prime Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Fund does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

ASSET-BACKED SECURITIES

  The Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

  Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

  Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

  Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Prime Money Market Fund will be subject to the same quality requirements as other securities purchased by the Fund.

MUNICIPAL OBLIGATIONS

  The Prime Money Market Fund may, when deemed appropriate by its sub-adviser, invest in high quality short-term obligations issued by state and local governmental issuers.

  The Prime Money Market Fund may invest in participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS

  The Prime Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 13 months but will, in any event, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or any agency or instrumentality thereof).

VARIABLE AMOUNT DEMAND NOTES

  Variable amount master demand notes in which the Prime Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Prime Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Prime Money Market Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as to quality as set forth above for commercial paper. PIMC will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note may not exceed seven days.

MONEY MARKET FUNDS

  In connection with the management of its daily cash positions, the Prime Money Market Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

CLOSED-END INVESTMENT COMPANIES

  The Balanced Fund may invest in closed-end investment companies that invest a significant portion of their assets in convertible securities. Convertible securities are fixed income-securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. As a shareholder of a closed-end investment company holding such convertible securities, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

STANDARD & POOR'S DEPOSITORY RECEIPTS

  Each of the Growth and Income Stock Fund, Balanced Fund, Large Company Growth Fund, and Small Company Growth Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs represent interests in trusts sponsored by a subsidiary of the American Stock Exchange, Inc. and structured to provide investors proportionate undivided interests in a securities portfolio consisting of substantially all of the common stocks (in substantially the same weighting) as the component common stocks of a particular Standard & Poor's Index, e.g., the S&P 500 Index. SPDRs are generally not redeemable, but are exchange traded. SPDRs are issued by a trust that is a unit investment trust, a type of registered investment company. SPDRs, therefore, will be acquired by a fund only within the limits prescribed under the 1940 Act.

UNINVESTED CASH RESERVES

  The Prime Money Market Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Fund's sub-adviser, suitable obligations are unavailable. During normal market periods, no more than 20% of the Fund's total assets will be held uninvested. Uninvested cash reserves will not earn income.

OTHER INVESTMENT POLICIES OF THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND

TAX-EXEMPT OBLIGATIONS

  In addition to their respective investments in North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund may invest in tax-exempt obligations issued by or on behalf of states other than North Carolina or South Carolina, as the case may be, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, together with North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, are hereinafter collectively referred to as "Tax-Exempt Obligations."

  Up to 10% of the North Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations. Up to 10% of the South Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than South Carolina Tax-Exempt Obligations. If deemed appropriate for temporary defensive periods, as determined by BB&T, each of the North Carolina Fund and the South Carolina Fund may suspend attempts to achieve its investment objective and may increase its holdings in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations or South Carolina Tax-Exempt Obligations, respectively, to over 10% of its total assets. Investments made for temporary defensive purposes will not be intended to achieve either Fund's investment objective with respect to North Carolina or South Carolina taxation, as the case may be, but rather will be intended to preserve the value of the Fund's Shares.

  The two principal classifications of Tax-Exempt Obligations which may be held by the North Carolina Fund and the South Carolina Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the private user of the facility involved.

  Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. In South Carolina, governmental lease obligations are included in calculation of the general obligation debt limit.

  Among other types of Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund may purchase Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

  The North Carolina Fund and the South Carolina Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. However, such investments by the North Carolina Fund are expected to be limited by the fact that North Carolina issuers are currently precluded by North Carolina State law from issuing such securities, and issuers in South Carolina also currently do not have authority to issue moral obligation securities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The North Carolina Fund and the South Carolina Fund invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations. The North Carolina Fund and the South Carolina Fund may also purchase Tax-Exempt Obligations which are unrated at the time of purchase but are determined to be of comparable quality by BB&T pursuant to guidelines approved by the Group's Board of Trustees. The applicable ratings are described in the Appendix to the Statement of Additional Information.

  Opinions relating to the validity of Tax-Exempt Obligations and to the exemption of interest thereon from federal and state income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the North Carolina Fund, the South Carolina Fund, nor BB&T will review the proceedings relating to the issuance of Tax-Exempt Obligations or the basis for such opinions.

TAXABLE OBLIGATIONS OF THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND

  The North Carolina Fund and the South Carolina Fund each may invest up to 10% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for both individual and corporate shareholders. There is no limit on the amount of taxable obligations that may be held for temporary defensive purposes. Taxable obligations may include U.S. Government Securities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of domestic banks and domestic branches of foreign banks, commercial paper meeting the North Carolina and South Carolina Funds' quality standards (as described above) for tax-exempt commercial paper, and shares issued by other open-end registered investment companies issuing taxable dividends (as described above). The North Carolina Fund and the South Carolina Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of BB&T, suitable North Carolina Tax-Exempt Obligations or South Carolina Tax-Exempt Obligations, respectively, are unavailable.

PUTS

  The North Carolina Fund and the South Carolina Fund may acquire "puts" with respect to securities held in their portfolios. Under a put, the Funds would have the right to sell a specified security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying security. The North Carolina Fund and the South Carolina Fund expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put either separately in cash or by paying a higher price for Fund securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The North Carolina Fund and the South Carolina Fund will acquire puts solely to facilitate Fund liquidity, shorten the maturity of the underlying security, or permit the investment of their funds at a more favorable rate of return.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND

  Because the North Carolina Fund will invest at least 90% of the value of its total assets in North Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from North Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of North Carolina Tax-Exempt Obligations than are comparable municipal bond mutual funds that are not concentrated in these issuers to this degree. North Carolina experienced a positive General Fund balance for each of its last five fiscal years. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with North Carolina Tax-Exempt Obligations.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE SOUTH CAROLINA FUND

  Because the South Carolina Fund will invest at least 90% of the value of its total assets in South Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from South Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of South Carolina Tax-Exempt Obligations than are comparable municipal bond mutual funds that are not concentrated in these issuers to this degree. If any issuer of securities held by the South Carolina Fund is unable to meet its financial obligations, the Fund's income, capital, and liquidity may be adversely affected. The State of South Carolina's economy has been dominated since the early 1920's by the textile industry, with over one-third of the manufacturing workers directly or indirectly related to the textile industry. The economic base of the state is gradually becoming more diversified as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rates South Carolina general obligation bonds "Aaa" and S&P rates such bonds "AA+." There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with South Carolina Tax-Exempt Obligations.

DIVERSIFICATION AND CONCENTRATION

  The North Carolina Fund and the South Carolina Fund are non-diversified funds under the Investment Company Act of 1940. This means they may concentrate their investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, at the end of each fiscal quarter each of the North Carolina Fund and the South Carolina Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund and the South Carolina Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina and South Carolina Funds' Shares.

VARIABLE AND FLOATING RATE SECURITIES

  North Carolina Tax-Exempt Obligations purchased by the North Carolina Fund and South Carolina Tax-Exempt Obligations purchased by the South Carolina Fund may include variable and floating rate tax-exempt notes with ratings that are similar to those described above. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the North Carolina Fund and the South Carolina Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of the North Carolina Fund's total assets or of the South Carolina Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

STAND-BY COMMITMENTS

  In addition, the North Carolina Fund and the South Carolina Fund may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in either Fund. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Tax-Exempt Obligations at a specified price. The Funds will acquire stand-by commitments solely to facilitate Fund liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by the North Carolina Fund and the South Carolina Fund may also be referred to as "put" options.

PORTFOLIO TURNOVER

  For the fiscal year ended September 30, 1997, the Portfolio turnover rate for each of the Funds with a full year of operations (other than Money Market Funds) was as follows: Short-Intermediate Fund 87.99%, Intermediate Bond Fund 62.45%, Growth and Income Fund 22.66%, North Carolina Fund 16.98%, Small Company Growth Fund 80.66%, equity portion of the Balanced Fund 26.57% and fixed income portion of the Balanced Fund 27.59%, and International Equity Fund 41.45%. The portfolio turnover of each of the Funds (except the Money Market Funds) may vary greatly from year to year as well as within a particular year. It is presently anticipated that the portfolio turnover rate of the South Carolina Fund will not exceed 50% and the portfolio turnover rate of the Large Company Growth Fund will not exceed 100%. High turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.

                            INVESTMENT RESTRICTIONS

  The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund (see "GENERAL INFORMATION-- Miscellaneous").

  The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission the Prime Money Market Fund and the U.S. Treasury Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.

  Each Fixed Income Fund may not:

    1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

  Each of the Funds of Funds may not:

    1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements secured by obliga-tions of the U.S. Government or its agencies or instrumentalities or securities issued by "regulated investment companies" as defined in the Internal Revenue Code of 1986, as amended (the "Code"); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or "regulated investment companies" as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may not:

    1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  The International Equity Fund may not:

    1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the grantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmis-sion, electric and gas, electric and telephone will each be considered a separate industry.

  Each of the Funds may not:

    1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the Prime Money Market Fund and the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the Prime Money Market Fund and the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.

    2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.

  The North Carolina Fund and the South Carolina Fund may not:

    1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

  The following is a non-fundamental investment restriction of the Prime Money Market Fund and the U.S. Treasury Fund and therefore subject to change without shareholder vote.

  The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Invest more than 10% of its assets in instruments which are not readily marketable.

                              VALUATION OF SHARES

  The net asset value of each of the Funds other than the Prime Money Market Fund and the U.S. Treasury Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day. The net asset value of the Prime Money Market Fund and the U.S. Treasury Fund is determined and the Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange is open for trading and any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

  The securities in each of the Funds, except the Prime Money Market Fund and the U.S. Treasury Fund, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

  The Funds of Funds value investments in mutual fund securities at their redemption price, which is net asset value.

  The assets in the Prime Money Market Fund and the U.S. Treasury Fund are valued based upon the amortized cost method. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the Board of Trustees determines that the extent of any deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. This may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. Although the Group seeks to maintain the Prime Money Market Fund's and the U.S. Treasury Fund's net asset value per Share at $1.00, there can be no assurance that net asset value will not vary.

  Most securities held by the International Equity Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Fund's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

  For further information about the valuation of investments, see the Statement of Additional Information.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services. The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Group at (800) 228-1872.

PURCHASES OF TRUST SHARES

  Trust Shares may be purchased through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of Customers of Branch Banking & Trust Company or one of its affiliates (individually a "Bank" and collectively the "Banks") or other financial service providers approved by the Distributor.

  Shares of the Group sold to the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the Banks to transmit purchase or redemption orders to the Distributor and to deliver Federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.

  Trust Shares of each of the Funds are sold at the net asset value per Trust Share next determined after receipt by the Distributor of an order in good form to purchase Trust Shares (see "VALUATION OF SHARES"). There is no sales charge imposed by the Group in connection with the purchase of the Group's Trust Shares.

  There is no minimum or subsequent investment requirement for Trust Shares. There is no limit on the amount of Trust Shares that may be purchased.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

  Purchases of Trust Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for the Prime Money Market Fund or the U.S. Treasury Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt.

  An order for the Prime Money Market Fund or the U.S. Treasury Fund received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. An order for a Variable NAV Fund or the Funds of Funds received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for a Variable NAV Fund or the Funds of Funds received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.

  An order to purchase Trust Shares of the Prime Money Market Fund or the U.S. Treasury Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Group's transfer agent for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's transfer agent, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund.

  Shares of the Prime Money Market Fund or the U.S. Treasury Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund or the U.S. Treasury Fund continue to earn dividends through the day before their redemption.

  Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

  The Group reserves the right to reject any order for the purchase of its Trust Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

EXCHANGE PRIVILEGE

  Trust Shares of each Fund and the Funds of Funds may be exchanged for Trust Shares of the other Funds and the Funds of Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Trust Shares of each Fund may also be exchanged for Class A Shares, if the Shareholder ceases to be eligible to purchase Trust Shares. Trust Shares of each Fund may not be exchanged for Class B Shares.

  The Group does not impose a charge for processing exchanges of its Trust Shares. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Shareholders may exchange their Trust Shares for Trust Shares of another Fund on the basis of the relative net asset value of the Shares exchanged.

  An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange.

  A Shareholder wishing to exchange Trust Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days written notice.

  The Group's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

REDEMPTION OF SHARES

  Shareholders may redeem their Trust Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

  A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

  Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Group at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Group's transfer agent, BB&T or the Group will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Group may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation

Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Prime Money Market Fund and the U.S. Treasury Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares, which may take up to 10 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the Investment Company Act of 1940.

                              DIVIDENDS AND TAXES

  Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

  Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

  Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

  The net investment income of the Shares of the Prime Money Market Fund and the U.S. Treasury Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Prime Money Market Fund and the U.S. Treasury Fund do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gain dividends" as described in the Code.

  The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares, and the amount of dividends on Class A Shares will exceed dividends on Class B Shares, as a result of the Distribution and Shareholder Services Plan fee applicable to Class A and Class B Shares.

  A dividend on the Shares of the North Carolina, South Carolina, Short-Intermediate, and Intermediate Bond Funds is declared daily and paid monthly, and a dividend on the Shares of the Growth and Income and Balanced Funds is declared and paid monthly. The Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Funds of Funds declare and pay dividends quarterly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record.

  A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of declaration unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533, and will become effective with respect to dividends and distributions having record dates after its receipt by the transfer agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash and your checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

  Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

  Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Growth and Income, Balanced, Large Company Growth, Small Company Growth, International Equity and Funds of Funds, and so designated by the Funds, may qualify for the dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim such a dividends received deduction with respect to a dividend from one of these Funds if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions designated by a Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

  Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina or South Carolina resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina and South Carolina, as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

  The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund with specific reference to their own tax situation.

TAX CONSIDERATIONS RELATING TO THE INTERNATIONAL EQUITY FUND

  Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities so long as the shareholder held the Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

  Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

TAX CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA
FUND

  The portions of dividends paid for each year that are exempt from federal and North Carolina or South Carolina income tax, respectively, will be designated within 60 days after the end of a Fund's taxable year and will be based for each of the North Carolina Fund and the South Carolina Fund upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares in either Fund for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while he or she was a Shareholder of the Fund.

  Distributions will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either
(i) exempt from federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.

  Distributions will not be subject to South Carolina income tax if made to individual Shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either
(i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States.

  Distributions designated by the Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in a Fund may have on the taxation of such benefits.

  Dividends derived from interest income from certain types of securities in which the North Carolina Fund or the South Carolina Fund may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of a Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund or the South Carolina Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund or the South Carolina Fund.

  Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina, South Carolina and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina or South Carolina, some portion of such dividend actually may have been subject to North Carolina or South Carolina income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for regulated investment companies that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Prospectus.

  The North Carolina Fund and the South Carolina Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

  To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund and the South Carolina Fund of net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months are taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the North Carolina Fund or the South Carolina Fund, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax. Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund or the South Carolina Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend (or is credited with an undistributed capital gain) and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).

  Any distributions that are paid shortly after a purchase of Shares by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of his or her Shares by the amount of the distributions. All or a portion of such payment, although in effect a return of capital, may be subject to taxes, which may be at ordinary income tax rates. The Shareholder should consult his or her own tax adviser for any special advice.

  Part or all of the interest on indebtedness incurred by a Shareholder to purchase or carry Shares of the North Carolina Fund or the South Carolina Fund is not deductible for federal, North Carolina and South Carolina income tax purposes. The portion of interest that is not deductible is equal to the total interest multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholders that are exempt-interest dividends. It is anticipated that none of the distributions from the North Carolina Fund or the South Carolina Fund will be eligible for the dividends received deduction for corporations.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional Tax Information Concerning the North Carolina Fund and the South Carolina Fund." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the North Carolina Fund and the South Carolina Fund and their Shareholders. Accordingly, potential investors in the North Carolina Fund and the South Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation and in particular regard to state and local tax consequences of investment in the North Carolina Fund and the South Carolina Fund.

                     MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with the Board of Trustees of the Group, who are elected by the Shareholders of the Group. There are currently five Trustees, two of whom are "interested persons" of the Group within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The Trustees of the Group, their current addresses, and principal occupations during the past five years are as follows:

                                 POSITION(S) HELD             PRINCIPAL OCCUPATION DURING
      NAME AND ADDRESS            WITH THE GROUP                    THE PAST 5 YEARS
----------------------------  ----------------------    ----------------------------------------
*Walter B. Grimm              Chairman of the Board     From June, 1992 to present, employee of
3435 Stelzer Road                                       BISYS Fund Services; from 1987 to June,
Columbus, OH 43219                                      1992, President of Leigh
                                                        Consulting/Investments (investment
                                                        firm).

                                 POSITION(S) HELD             PRINCIPAL OCCUPATION DURING
      NAME AND ADDRESS            WITH THE GROUP                    THE PAST 5 YEARS
----------------------------  ----------------------    ----------------------------------------
William E. Graham, Jr.        Trustee                   From January 1994 to present, Counsel,
1 Hannover Square                                       Hunton & Williams; from 1985 to
Fayetteville Street Mall                                December, 1993, Vice Chairman, Carolina
P.O. Box 109                                            Power & Light Company
Raleigh, NC 27602
Thomas W. Lambeth             Trustee                   From 1978 to present, Executive
101 Reynolda Village                                    Director, Z. Smith Reynolds Foundation
Winston-Salem,
NC 27106
*W. Ray Long                  Trustee                   Executive Vice President, Branch Banking
434 Fayetteville Street Mall                            and Trust Company
Raleigh, NC 27601
Robert W. Stewart             Trustee                   Retired; Chairman and Chief Executive
201 Huntington Road                                     Officer of Engineered Custom Plastics
Greenville, SC 29615                                    Corporation from 1969 to 1990

---------

* Indicates an "interested person" of the Group as defined in the Investment Company Act of 1940.

  The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the Group for acting as a Trustee. The officers of the Group (see the Statement of Additional Information) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group. Walter B. Grimm is an employee of BISYS Fund Services and
W. Ray Long is an employee of the investment adviser, BB&T.

INVESTMENT ADVISER

  BB&T is the investment adviser of each Fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1996, BB&T Corporation had assets of approximately $25 billion. Through its subsidiaries, BB&T Corporation operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.

  In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the Group, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 15 years and currently manages assets of more than $4.5 billion.

  Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, BB&T (and, with respect to the Small Company Growth Fund, PNC Bank and, with respect to the International Equity Fund, CastleInternational) manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

  Under an investment advisory agreement between the Group and BB&T, the fee payable to BB&T by the Prime Money Market Fund and the U.S. Treasury Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (.40%) of each Fund's average daily net assets; sixty one-hundredths of one percent (.60%) of each Fixed Income Funds' and the North Carolina and South Carolina Funds' average daily net assets; seventy-four one-hundredths of one percent (.74%) of the Large Company Growth Fund's, Growth and Income Fund's and Balanced Fund's average daily net assets; (1.00%) of the Small Company Growth Fund's and International Equity Fund's average daily net assets; and twenty-five one-hundredths of one percent (.25%) of each Funds of the Funds' average daily net assets, or (b) such fee as may from time to time be agreed upon in writing by the Group and BB&T. A fee agreed to in writing from time to time by the Group and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.

  For the fiscal year ended September 30, 1997, the Funds paid the following investment advisory fees for Funds that had operated for that entire year: the U.S. Treasury Fund paid .40% of its average daily net assets; each of the Short-Intermediate, Intermediate Bond, North Carolina, Growth and Income, and Balanced Funds, after voluntary fee reductions, paid .50% of its average daily net assets; and the Small Company Growth Fund paid 1.00% of its average daily net assets. The International Equity Fund had operations of less than a full fiscal year. The Prime Money Market Fund, the Funds of Funds, the South Carolina Fund and the Large Company Growth Fund had not commenced operations as of September 30, 1997.

  The persons primarily responsible for the management of each of the Variable NAV Funds of the Group (other than the Small Company Growth and International Equity Funds which are managed by sub-advisers, described below), and the Funds of Funds as well as their previous business experience, are as follows:

    PORTFOLIO MANAGER                             BUSINESS EXPERIENCE
-------------------------  ------------------------------------------------------------------
Keith F. Karlawish.......  Manager of the Intermediate Bond Fund and Short-Intermediate Fund
                           since September, 1994. From June, 1993 to September, 1994, Mr.
                           Karlawish was Assistant Manager of the Intermediate Bond Fund and
                           the Short-Intermediate Fund. From September, 1991 to June, 1993,
                           he was a Financial Analyst Team Leader for Branch Banking and
                           Trust Co. Mr. Karlawish earned a B.S. in Business Administration from the University of Richmond, an MBA from the University of
                           North Carolina at Chapel Hill and is a Chartered Financial
                           Analyst.
Richard B. Jones.........  Manager of the Growth and Income Fund since February 1, 1993.
                           Since 1987, Mr. Jones has been a portfolio manager in the BB&T
                           Trust Division. He is a Chartered Financial Analyst, and holds a
                           B.S. in Business Administration from Miami (Ohio) University and an MBA from Ohio State University.
David R. Ellis...........  Manager of the Balanced Fund since its inception and Manager of the Funds of Funds since inception. Since 1986, Mr. Ellis has been a portfolio manager in the BB&T Trust Division. He holds a B.S.
                           degree in Business Administration from the University of North
                           Carolina at Chapel Hill. Mr. Ellis will serve as the Manager of the Funds of Funds.
C. Steven Brennaman......  Manager of the North Carolina Fund since January, 1998 and manager of the South Carolina Fund since its inception. Mr. Brennaman joined BB&T after its merger with United Carolina Bank in July,
                           1997. He has been a Senior Portfolio Manager with UCB since June,
                           1995. Mr. Brennaman holds a B.A. degree in Political Science from
                           Mercer University and a M.S. degree in Management from Troy State
                           University.
Daniel J. Rivera.........  Manager of the Large Company Growth Fund since its inception, Mr.
                           Rivera joined the BB&T staff in July, 1997, after BB&T's merger with United Carolina Bank. He had been Director of Investments at
                           UCB since January, 1994. Mr. Rivera received a Bachelors degree in
                           Languages from the Virginia Military Institute, and is a Chartered
                           Financial Analyst.

INVESTMENT SUB-ADVISERS

  PNC Institutional Management Corporation ("PIMC") serves as the Investment Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PIMC manages the Fund, selects investments and places all orders for purchases and sales of the Prime Money Market

Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

  PIMC is a wholly-owned subsidiary of PNC Asset Management Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.

  As sub-adviser, PIMC is responsible for the day-to-day management of the Prime Money Market Fund, and generally makes all purchase and sale investment decisions for the Fund. PIMC also provides research and credit analysis. Portfolio transactions for the Fund may be directed through broker/ dealers who sell Fund shares, subject to the requirements of best execution.

  For its services and expenses incurred under the Sub-Advisory Agreement, PIMC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the annual rate of nine one-hundredths of one percent (.09%) or such lower fee as may be agreed upon in writing by BB&T and PIMC.

  PEAC serves as the Investment Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PEAC manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

  The person primarily responsible for the management of the Small Company Growth Fund is William J. Wykle. Mr. Wykle has served as the Manager of the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with PEAC since 1995 and has been the portfolio manager of the Compass Capital Funds(SM) Small Cap Growth Equity Portfolio since its inception. He has also been Vice President and Small Cap Growth Equity Fund portfolio manager for PNC Bank since 1992. He has been a portfolio manager at PNC Bank and its predecessor, Provident National Bank, since 1986.

  PEAC is an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. At September 30, 1997, PEAC had approximately $3.2 billion in discretionary assets under management, including $1.8 billion in mutual fund portfolios and $1.2 billion in bank common trust funds. PNC Bank is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 13th largest bank holding company in the United States based on total assets at September 30, 1997. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain non-banking operations throughout the United States. Its major businesses include consumer banking, corporate banking, real estate banking, mortgage banking and asset management. With $129.6 billion in managed assets and $388.2 billion of assets under administration at September 30, 1997, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at September 30, 1997, PNC Bank had $115.2 billion in managed assets $163.9 billion in assets under administration. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and consumer banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

  For its services and expenses incurred under the Sub-Advisory Agreement, PEAC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

  CastleInternational Asset Management Limited ("CastleInternational") serves as the Investment Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, CastleInternational manages the Fund, selects investments and places all orders for purchases and sales of the

International Equity Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies and restrictions.

  CastleInternational, formed in 1996, with its primary office at 7 Castle Street, Edinburgh, Scotland, EH2 3AH, is an indirect wholly-owned subsidiary of PNC Bank Corp. As of September 30, 1997, CastleInternational had approximately $2.1 billion in discretionary assets under management, including five mutual fund portfolios, one bank common trust fund and two tax exempt institutional portfolios.

  For its services and expenses incurred under the Sub-Advisory Agreement, CastleInternational is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

  The person primarily responsible for the management of the International Equity Fund is Gordon Anderson. Mr. Anderson has served as Managing and Investment Director of CastleInternational Asset Management Limited since 1996. Prior to joining CastleInternational, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson has served as the Portfolio Manager for the Compass Capital Funds(SM) International Equity Portfolio since 1996.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates) under agreements approved by the Group's Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

  The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

  For the fiscal year ended September 30, 1997, the Funds paid the following Administration fees (as a percentage of each Fund's average daily net assets):
 .20% for each of the U.S. Treasury, the Short-Intermediate, the Intermediate Bond, the Growth and Income, the Balanced and the Small Company Growth Funds and
 .15% for the North Carolina Fund. No Administration fees were paid by the Prime Money Market Fund, the Funds of Funds, the South Carolina Fund or the Large Company Growth Fund for that period, as they had not commenced operations as of September 30, 1997. The International Equity Fund had operations of less than a full fiscal year.

EXPENSES

  BB&T and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accordance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A and Class B Shares.

  For the fiscal year ended September 30, 1997, each Fund's total operating expenses for Trust Shares were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund: .75% Short-Intermediate Fund: .86%; Intermediate Bond Fund: .87%; North Carolina Fund: .85%; Growth and Income Fund:
 .84%; Balanced Fund: .93%; and 1.64%; for the Small Company Growth Fund. Absent fee waivers by the Adviser and Administrator, these operating expenses would have been: U.S. Treasury Fund: .75%; Short-Intermediate Fund: .96%; Intermediate Bond Fund: .97%; North Carolina Fund: 1.00%; Growth and Income Fund: 1.08%; and Balanced Fund: 1.17%.

  The organizational expenses of the Prime Money Market Fund, the South Carolina Fund, the Large Company Growth Fund, the Funds of Funds and the International Equity Fund have been capitalized and are being amortized in the first two years of each such Funds' operations. Such amortization will reduce the amount of income available for payment as dividends.

BANKING LAWS

  BB&T, PIMC, PEAC, and CastleInternational each believes that it possesses the legal authority to perform the investment advisory and sub-advisory services for the Group contemplated by its investment advisory agreement with the Group and investment and sub-advisory agreement with BB&T and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which BB&T, PIMC, PEAC, and CastleInternational could continue to perform such services for the Group. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

DISTRIBUTION PLAN

  The Distribution Plan contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

  The Group was organized as a Massachusetts business trust on October 1, 1987 and commenced active operation on September 24, 1992. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into fourteen series of Shares, one for each of the following Funds: the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Balanced Fund, the BB&T Large Company Growth Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund. Each Fund is authorized to issue three classes of shares: Class A, Class B and Trust Shares. Currently, the Prime Money Market, Short-Intermediate, North Carolina and South Carolina Funds, and the Funds of Funds are not offering Class B Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).

  Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote.

Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the Investment Company Act of 1940, Shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

  Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

  Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.

  As of January 22, 1998, BB&T owned of record substantially all of the Trust Shares of each of the Funds and held voting or investment power with respect to over 95% of the Trust Shares of each of the Prime Money Market, U.S. Treasury Money Market, Short-Intermediate U.S. Government Income, Intermediate U.S. Government Bond, North Carolina Intermediate Tax-Free, South Carolina Intermediate Tax-Free, Growth and Income Stock, Balanced, Large Company Growth, Small Company Growth, International Equity, Capital Manager Conservative Growth, Capital Manager Moderate Growth, and Capital Manager Growth Funds. BB&T may therefore be deemed to be a "controlling person" of the Trust Shares of each of the Funds within the meaning of the Investment Company Act of 1940.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

  Bank of New York serves as the Custodian for the International Equity Fund. Star Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as Custodian for all other Funds of the Group.

  BISYS Fund Services Ohio, Inc. serves as transfer agent for and provides fund accounting services to the Group.

OTHER CLASSES OF SHARES

  In addition to Trust Shares, the Group also offers Class A and Class B Shares of each Fund. Class A Shares are offered to the general public at net asset value plus an applicable sales charge. Class B shares are offered to the general public at net asset value without a sales charge when purchased, but are subject to a sales charge if a Shareholder redeems them prior to the sixth anniversary of purchase. Class A and Class B Shares are also subject to a Distribution and Shareholder Services Plan fee. As of the date of this Prospectus, however, Class B Shares were not yet being offered in the Prime Money Market Fund, the Short-Intermediate Fund, the North Carolina Fund, the South Carolina Fund, and the Funds of Funds.

PERFORMANCE INFORMATION

  From time to time, the Prime Money Market Fund's and the U.S. Treasury Fund's annualized "yield" and "effective yield" and total return for Trust Shares may be presented in advertisements, sales literature and Shareholder reports. The "yield" of the Prime Money Market Fund and the U.S. Treasury Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

  Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

  From time to time performance information of a Variable NAV Fund and the Funds of Funds showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. In addition, tax equivalent yield may be presented in advertisements, sales literature and shareholder reports of the North Carolina Fund and the South Carolina Fund. Average annual total return will be calculated for the period since the establishment of a Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for a Variable NAV Fund or for a Fund of Funds earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

  The North Carolina Fund and the South Carolina Fund may also advertise their tax equivalent yield, which reflects the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield of the Funds. The tax equivalent yield will be significantly higher than the yield of the North Carolina Fund or the South Carolina Fund.

  Each Fund may also present its average annual total return, aggregate total return, yield and/or tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.

  The Variable NAV Funds and the Funds of Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

  Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution and Shareholder Services Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A or Class B Shares for the same period.

  Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC MONEY FUND AVERAGE REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

  Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment are generally functions of portfolio quality and maturity, type of investments and operating expenses. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

  Further information about the performance of each Fund of the Group is contained in the Group's annual report to Shareholders, which may be obtained without charge by calling (800) 228-1872.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports describing the investment operations of each of the Funds and annual financial statements audited by independent public accountants.

  Inquiries regarding the Group may be directed in writing to the Group at the following address--the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533 or by calling toll free (800) 228-1872.

                               INVESTMENT ADVISER
                        Branch Banking and Trust Company
                          434 Fayetteville Street Mall
                               Raleigh, NC 27601

                         ADMINISTRATOR AND DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                 LEGAL COUNSEL
                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                    AUDITORS
                             KPMG Peat Marwick LLP
                        Two Nationwide Plaza, Suite 1600
                               Columbus, OH 43215

                             BB&T Mutual Funds LOGO

                               MONEY MARKET FUNDS
                            Prime Money Market Fund
                        U.S. Treasury Money Market Fund

                                   BOND FUNDS
                 Short-Intermediate U.S. Government Income Fund
                     Intermediate U.S. Government Bond Fund
                   North Carolina Intermediate Tax-Free Fund
                   South Carolina Intermediate Tax-Free Fund

                                  STOCK FUNDS
                          Growth and Income Stock Fund
                                 Balanced Fund
                           Large Company Growth Fund
                           Small Company Growth Fund
                           International Equity Fund

                                 FUNDS OF FUNDS
                    Capital Manager Conservative Growth Fund
                      Capital Manager Moderate Growth Fund
                          Capital Manager Growth Fund

                              CLASS A AND B SHARES

                         BRANCH BANKING & TRUST COMPANY
                               INVESTMENT ADVISER

                              BISYS FUND SERVICES
                         ADMINISTRATOR AND DISTRIBUTOR

                       PROSPECTUS DATED FEBRUARY 1, 1998

                               TABLE OF CONTENTS

                                                                                         Page
                                                                                         ----

The Group.............................................................................     4

Fee Table.............................................................................     4

Financial Highlights..................................................................     9

Investment Objectives and Policies....................................................    17

Investment Restrictions...............................................................    36

Valuation of Shares...................................................................    38

How to Purchase and Redeem Shares.....................................................    39

Dividends and Taxes...................................................................    49

Management of BB&T Mutual Funds Group.................................................    52

General Information...................................................................    58

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            BB&T MUTUAL FUNDS GROUP

3435 Stelzer Road                                                                                    For current yield, purchase,
Columbus, Ohio 43219                                                                                  and redemption information,
Investment Adviser: Branch Banking                                                                            call (800) 228-1872
and Trust Company ("BB&T")                                                                            TDD/TTY call (800) 300-8893

    THE BB&T MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company offering to the public fourteen separate investment funds (each a "Fund"). Each Fund of the Group offers multiple classes of units of beneficial interest ("Shares"). Three of the Funds (the "Funds of Funds"), offer Shareholders a professionally-managed investment program by purchasing shares of other Funds of the Group (the "Underlying Funds"). The remaining eleven Funds primarily invest in the securities of issuers unrelated to the Group.

    THE BB&T PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Prime Money Market Fund seeks to maintain a constant net asset value of $1.00 per share.

    THE BB&T U.S. TREASURY MONEY MARKET FUND (the "U.S. Treasury Fund"), seeks current income with liquidity and stability of principal through investment exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements. The U.S. Treasury Fund seeks to maintain a constant net asset value of $1.00 per share.

AN INVESTMENT IN THE PRIME MONEY MARKET FUND AND THE U.S. TREASURY FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE

    THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (the "Short-Intermediate Fund") seeks current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and high grade collateralized mortgage obligations.

    THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND (the "Intermediate Bond Fund") seeks current income consistent with the preservation of capital through investment of at least 65% of its assets in bonds issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

    THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "North Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax. Normally, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.

    THE BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "South Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and South Carolina personal income tax. Normally, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions.

    THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND ARE NON-DIVERSIFIED FUNDS AND THEREFORE THE PROPORTION OF THE FUNDS' ASSETS THAT MAY BE INVESTED IN THE SECURITIES OF A SINGLE ISSUER IS NOT LIMITED BY THE 1940 ACT.

    THE BB&T GROWTH AND INCOME STOCK FUND (the "Growth and Income Fund") seeks capital growth, current income or both, through investment in stocks.

    THE BB&T BALANCED FUND (the "Balanced Fund") seeks to obtain long-term capital growth and produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

    THE BB&T LARGE COMPANY GROWTH FUND (the "Large Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.

    THE BB&T SMALL COMPANY GROWTH FUND (the "Small Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

    THE BB&T INTERNATIONAL EQUITY FUND (the "International Equity Fund") seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

    THE BB&T CAPITAL MANAGER CONSERVATIVE GROWTH FUND (the "Capital Manager Conservative Growth Fund") seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

    THE BB&T CAPITAL MANAGER MODERATE GROWTH FUND (the "Capital Manager Moderate Growth Fund") seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

    THE BB&T CAPITAL MANAGER GROWTH FUND (the "Capital Manager Growth Fund") seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

    This Prospectus relates to the Class A Shares of the Group (formerly the Investor Shares) and Class B Shares of the Group, which are offered to the general public. Through a separate prospectus, the Group also offers Trust Shares to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for retirement accounts) or similar capacity. Additional information about each of the Funds contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information and the prospectus relating to the Trust Shares are available upon request without charge by writing to the Group or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

    This Prospectus sets forth concisely the information about the Group's Class A and Class B Shares that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

    SHARES OF THE BB&T MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                            ------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.
                            ------------------------

                The date of this Prospectus is February 1, 1998.

                               PROSPECTUS SUMMARY

The Group.....................   BB&T Mutual Funds Group, (the "Group") a Massachusetts
                                 business trust, is an open-end management investment company which currently consists of fourteen separately managed
                                 portfolios (each a "Fund"). Three of the Funds (the "Funds of Funds") offer Shareholders a professionally-managed
                                 investment program by purchasing shares of other Funds of
                                 the Group (the "Underlying Funds"). The remaining eleven
                                 Funds primarily invest in securities of issuers unrelated to the Group. Each Fund is authorized to offer three classes of
                                 Shares: Class A, Class B and Trust Class. As of the date of this prospectus, however, Class B Shares were not yet being offered in the Funds of Funds, Prime Money Market,
                                 Short-Intermediate, North Carolina or South Carolina Funds.
                                 Shareholders investing directly in Class B Shares of the
                                 U.S. Treasury Fund as opposed to Shareholders obtaining
                                 Class B Shares upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the
                                 Auto Exchange Program in such a way that their Class B
                                 Shares have been withdrawn from the U.S. Treasury Fund
                                 within two years of purchase. This prospectus relates only to Class A and Class B Shares.
Investment Objective and
  Policies....................   THE PRIME MONEY MARKET FUND seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

                                 THE U.S. TREASURY FUND seeks current income with liquidity and stability of principal through investing exclusively in short-term obligations issued or guaranteed by the U.S.
                                 Treasury, some of which may be subject to repurchase
                                 agreements.

                                 THE SHORT-INTERMEDIATE FUND seeks current income consistent with the preservation of capital through investment in
                                 obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high grade
                                 collateralized mortgage obligations, some of which may be
                                 subject to repurchase agreements.

                                 THE INTERMEDIATE BOND FUND seeks current income consistent with the preservation of capital through investment of at
                                 least 65% of its assets in bonds issued or guaranteed by the
                                 U.S. Government or its agencies or its instrumentalities,
                                 some of which may be subject to repurchase agreements.

                                 THE NORTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and North Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North
                                 Carolina and its political subdivisions.

                                 THE SOUTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and South Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South
                                 Carolina and its political subdivisions.

                                 THE GROWTH AND INCOME FUND seeks capital growth, current
                                 income or both, primarily through investment in stocks.

                                 THE BALANCED FUND seeks to obtain long-term capital growth and to produce current income through investment in a
                                 broadly diversified portfolio of securities, including
                                 common stocks, preferred stocks and bonds.

                                 THE LARGE COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.

                                 THE SMALL COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

                                 THE INTERNATIONAL EQUITY FUND seeks long-term capital
                                 appreciation through investment primarily in equity
                                 securities of foreign issuers.

                                 THE CAPITAL MANAGER CONSERVATIVE GROWTH FUND seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in
                                 equity and fixed income securities.

                                 THE CAPITAL MANAGER MODERATE GROWTH FUND seeks capital
                                 appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest
                                 primarily in equity and fixed income securities.

                                 THE CAPITAL MANAGER GROWTH FUND seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

Investment Risks..............   Each Fund's performance may change daily based on many
                                 factors including interest rate levels, the quality of the obligations in each Fund's portfolio, and market conditions.
                                 An investment in the North Carolina and South Carolina Funds may involve special risk considerations. (See "Other
                                 Investment Policies of the North Carolina Fund and the South
                                 Carolina Fund.") An investment in the International Equity
                                 Fund and the Prime Money Market Fund may involve special
                                 risk considerations. (See "Foreign Investments.")

Offering Price................   The public offering price of the Class A Shares of the Prime
                                 Money Market Fund and the U.S. Treasury Fund is equal to
                                 that Fund's net asset value per Share, which each Money
                                 Market Fund will seek to maintain at $1.00.

                                 The public offering price of the Class A Shares of the
                                 Short-Intermediate, Intermediate Bond, North Carolina, South
                                 Carolina, Growth and Income, Balanced, Large Company Growth,
                                 Small Company Growth, and International Equity Funds is
                                 equal to that Fund's net asset value per Share plus the
                                 applicable sales charge. The public offering price of the
                                 Class B Shares is equal to the Fund's net asset value per
                                 share. (See "HOW TO PURCHASE AND REDEEM SHARES -- Sales
                                 Charge".)

Maximum Purchase..............   For Class A Shares there is no maximum purchase. For Class B
                                 Shares the maximum purchase is $250,000. (See "HOW TO
                                 PURCHASE AND REDEEM SHARES  -- Purchases of Class A and
                                 Class B Shares.")

Minimum Purchase..............   For Class A and Class B Shares, there is a $1000 minimum
                                 initial purchase with no minimum investment for subsequent purchases. (See "HOW TO PURCHASE AND REDEEM
                                 SHARES -- Purchases of Class A and Class B Shares.")

Investment Adviser............   Branch Banking and Trust Company, Raleigh, North Carolina.

Dividends.....................   The Prime Money Market, U.S. Treasury, North Carolina, South
                                 Carolina, Short-Intermediate and Intermediate Bond Funds
                                 declare dividends daily and pay such dividends monthly. The
                                 Growth and Income and Balanced Funds declare and pay
                                 dividends monthly. The Large Company Growth Fund, Small
                                 Company Growth Fund and the International Equity Fund
                                 declare and pay dividends quarterly.

Distributor...................   BISYS Fund Services, Columbus, Ohio.

                                   THE GROUP

     BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of fourteen series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of fourteen separate investment funds (each a "Fund"). Three of the Funds (the "Funds of Funds") offer Shareholders a professionally-managed investment program by purchasing shares of other Funds of the Group (the "Underlying Funds"). The remaining eleven Funds primarily invest in securities of issuers unrelated to the Group. Each Fund is authorized to offer three classes of Shares: Class A, Class B and Trust Class. However, as of the date of this prospectus, Class B Shares were not yet being offered in the Funds of Funds, Prime Money Market, Short-Intermediate, North Carolina and South Carolina Funds.

                                   FEE TABLE

     The following Fee Table and example summarize the various costs and expenses that a Shareholder of Class A Shares of the Funds of Funds will bear, either directly or indirectly.

                                                    CAPITAL MANAGER    CAPITAL MANAGER
                                                     CONSERVATIVE         MODERATE        CAPITAL MANAGER
                                                      GROWTH FUND        GROWTH FUND        GROWTH FUND
                                                    ---------------    ---------------    ---------------
                                                        CLASS A            CLASS A            CLASS A
                                                    ---------------    ---------------    ---------------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price)...............         4.50%              4.50%              4.50%
  Maximum Sales Load Imposed on Reinvested
     Dividends (as a percentage of offering
     price)......................................            0%                 0%                 0%
  Deferred Sales Load (as a percentage of
     original purchase price or redemption
     proceeds, as applicable)....................            0%                 0%                 0%
  Redemption Fees (as a percentage of amount
     redeemed, if applicable)(2).................            0%                 0%                 0%
  Exchange Fee...................................        $   0              $   0              $   0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
  Management Fees(3) (after voluntary fee
     reductions).................................          .05%               .05%               .05%
  12b-1 Fee(4) (after voluntary fee
     reductions).................................          .25%               .25%               .25%
  Other Expenses(5) (after voluntary fee
     reductions).................................          .43%               .43%               .43%
                                                          ----               ----               ----
  Total Fund Operating Expenses(6) (after
     voluntary fee reductions)...................          .73%               .73%               .73%
                                                          ====               ====               ====

---------------

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. Such fee is currently being waived. (See "HOW TO PURCHASE AND REDEEM
    SHARES--Redemption by Telephone.")

(3) Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1998. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets would be .25%.

(4) BISYS Fund Services has agreed with the Group to voluntarily reduce the amount of its distribution fee for Class A Shares. Absent the voluntary fee reduction of distribution fees, 12b-1 fees as a percentage of average daily net assets would be .50% for Class A Shares of each Fund. (See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP -- Distributor.")

(5) "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets would be .58%

(6) As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of investment advisory, distribution fees and/or other expenses, total fund operating expenses for Class A Shares as a percentage of average daily net assets would be 1.33% for the Capital Manager Conservative Growth Fund, 1.33% for the Capital Manager Moderate Growth Fund, and 1.33% for the Capital Manager Growth Fund.

     The Funds of Funds will each indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds and the investment returns of each Fund of Funds will be net of the expenses of the Underlying Funds.

     The following charts provide the expense ratio for each of the Underlying Funds in which each Fund of Funds invests. The chart below provides the expense ratios which include any voluntary reduction in fees.

                            NAME OF UNDERLYING FUND                       EXPENSE RATIO
        ---------------------------------------------------------------   -------------
        Prime Money Market Fund........................................         .65%
        U.S. Treasury Fund.............................................         .75%
        Short-Intermediate Fund........................................         .86%
        Intermediate Bond Fund.........................................         .87%
        Growth and Income Fund.........................................         .84%
        Balanced Fund..................................................         .93%
        Small Company Growth Fund......................................        1.64%
        International Equity Fund......................................        1.79%
        Large Company Growth Fund......................................         .99%

     After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds (including voluntary fee waivers), the estimated average weighted expense ratio for the Trust Class Shares of the Capital Manager Conservative Growth Fund is 1.77%, for the Capital Manager Moderate Growth Fund is 1.80%, and for the Capital Manager Growth Fund is 1.85%.

     The chart below provides the expense ratios for each of the Underlying Funds, absent any voluntary reductions in fees.

                            NAME OF UNDERLYING FUND                       EXPENSE RATIO
        ---------------------------------------------------------------   -------------
        U.S. Treasury Fund.............................................         .75%
        Prime Money Market Fund........................................         .85%
        Short-Intermediate Fund........................................         .96%
        Intermediate Bond Fund.........................................         .97%
        Growth and Income Fund.........................................        1.08%
        Balanced Fund..................................................        1.17%
        Small Company Growth Fund......................................        1.64%
        International Equity Fund......................................        1.81%
        Large Company Growth Fund......................................        1.23%

     After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds (with no fee waivers), the estimated average weighted expense ratio for the Class A Shares of the Capital Manager Conservative Growth Fund is 2.02%, for the Capital Manager Moderate Growth Fund is 2.05% and for the Capital Manager Growth Fund is 2.10%.

EXAMPLE:

     On the basis of estimated expenses for the Funds of Funds, including voluntary fee reductions, set forth on page 4 the following examples illustrate the expenses you would pay on a $1,000 investment in Class A Shares of the Funds of Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                        1 YEAR    3 YEARS
                                                                        ------    --------
        Capital Manager Conservative Growth Fund.....................    $ 52       $ 67
        Capital Manager Moderate Growth Fund.........................    $ 52       $ 67
        Capital Manager Growth Fund..................................    $ 52       $ 67

     Absent voluntary fee reductions, the dollar amounts in the above example would be as follows:

                                                                        1 YEAR    3 YEARS
                                                                        ------    --------
        Capital Manager Conservative Growth Fund.....................    $ 58       $ 87
        Capital Manager Moderate Growth Fund.........................    $ 58       $ 87
        Capital Manager Growth Fund..................................    $ 58       $ 87

     The purpose of the tables above is to assist a potential investor in the Funds of Funds in understanding the various costs and expenses that an investor in the Class A Shares of each Fund of Funds will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                   FEE TABLE

     The following Fee Table and example summarize the various costs and expenses that a Shareholder of Class A and Class B Shares of the Funds will bear, either directly or indirectly.

                                               PRIME
                                               MONEY                                    SHORT-
                                               MARKET                                INTERMEDIATE
                                                FUND        U.S. TREASURY FUND           FUND         INTERMEDIATE BOND FUND
                                              --------     ---------------------     ------------     -----------------------
                                              CLASS A      CLASS A      CLASS B        CLASS A         CLASS A       CLASS B
                                              --------     --------     --------     ------------     ---------     ---------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price).....       0%            0%           0%          2.00%          4.50%            0%
  Maximum Sales Load Imposed on Reinvested
    Dividends (as a percentage of offering
    price)..................................       0%            0%           0%             0%             0%            0%
  Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, as applicable)................       0%            0%        5.00%             0%             0%         5.00%
  Redemption Fees (as a percentage of amount
    redeemed, if applicable)(2).............       0%            0%           0%             0%             0%            0%
  Exchange Fee..............................    $  0        $    0       $    0         $    0          $   0         $   0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
  Management Fees (after voluntary fee
    reductions).............................     .30%(3)       .40%         .40%           .50%(3)        .50%(3)       .50%(3)
  12b-1 Fees (after voluntary fee
    reductions).............................     .25%(4)       .25%(4)     1.00%           .25%(4)        .25%(4)      1.00%
  Other Expenses (after voluntary fee
    reductions).............................     .35%(5)       .35%         .35%           .36%           .37%          .37%
                                                 ---           ---          ---          -----          -----           ---
  Total Fund Operating Expenses (after
    voluntary fee reductions)...............     .90%(6)      1.00%(6)     1.75%          1.11%(6)       1.12%(6)      1.87%(6)
                                                 ===           ===          ===          =====          =====           ===

                                     NORTH        SOUTH
                                    CAROLINA     CAROLINA         GROWTH AND                                     SMALL COMPANY
                                      FUND         FUND           INCOME FUND            BALANCED FUND            GROWTH FUND
                                    --------     --------     -------------------     -------------------     -------------------
                                    CLASS A      CLASS A      CLASS A     CLASS B     CLASS A     CLASS B     CLASS A     CLASS B
                                    --------     --------     -------     -------     -------     -------     -------     -------
SHAREHOLDER TRANSACTION
  EXPENSES(1)
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)...............     2.00%        2.00%       4.50%          0%       4.50%          0%       4.50%          0%
  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
    percentage of offering
    price)........................        0%           0%          0%          0%          0%          0%          0%          0%
  Deferred Sales Load (as a
    percentage of original
    purchase price or redemption
    proceeds, as applicable)......        0%           0%          0%       5.00%          0%       5.00%          0%       5.00%
  Redemption Fees (as a percentage
    of amount redeemed, if
    applicable)(2)................        0%           0%          0%          0%          0%          0%          0%          0%
  Exchange Fee....................   $    0       $    0       $   0       $   0       $   0       $   0       $   0       $   0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
  Management Fees (after voluntary
    fee reductions)...............      .50%(3)      .50%(3)     .50%(3)     .50%(3)     .50%(3)     .50%(3)    1.00%       1.00%
  12b-1 Fees (after voluntary fee
    reductions)...................      .15%(4)      .15%(4)     .25%(4)    1.00%        .25%(4)    1.00%        .25%(4)    1.00%
  Other Expenses (after voluntary
    fee reductions)...............      .35%(5)      .49%(5)     .34%        .34%        .43%        .43%        .64%        .64%
                                       ----         ----        ----        ----        ----        ----        ----        ----
  Total Fund Operating Expenses
    (after voluntary fee
    reductions)...................     1.00%(6)     1.14%(6)    1.09%(6)    1.84%(6)    1.18%(6)    1.93%(6)    1.89%(6)    2.64%(6)
                                       ====         ====        ====        ====        ====        ====        ====        ====

                                                                       LARGE COMPANY           INTERNATIONAL
                                                                        GROWTH FUND             EQUITY FUND
                                                                    -------------------     -------------------
                                                                    CLASS A     CLASS B     CLASS A     CLASS B
                                                                    -------     -------     -------     -------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on Purchases (as a percentage of
    offering price)..............................................      4.50%          0%       4.50%          0%
  Maximum Sales Load Imposed on Reinvested Dividends (as a
    percentage of offering price)................................         0%          0%          0%          0%
  Deferred Sales Load (as a percentage of original purchase price
    or redemption proceeds, as applicable).......................         0%       5.00%          0%       5.00%
  Redemption Fees (as a percentage of amount redeemed, if
    applicable)(2)...............................................         0%          0%          0%          0%
  Exchange Fee...................................................   $     0     $     0     $     0     $     0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
  Management Fees (after voluntary fee reductions)...............       .50%(3)     .50%(3)    1.00%       1.00%
  12b-1 Fees (after voluntary fee reductions)....................       .25%(4)    1.00%        .24%(4)    1.00%
  Other Expenses (after voluntary fee reductions)................       .49%(5)     .49%(5)     .79%(5)     .79%(5)
                                                                    -------     -------     -------     -------
  Total Fund Operating Expenses (after voluntary fee
    reductions)..................................................      1.24%(6)    1.99%(6)    2.03%(6)    2.79%(6)
                                                                    ========    ========    ========    ========

---------------

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Class A Shares or Class B Shares, respectively, of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES -- Purchases of Class A and Class B Shares" and "HOW TO PURCHASE AND REDEEM SHARES --Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. Such fee is currently being waived. (See "HOW TO PURCHASE AND REDEEM
    SHARES --Redemption by Telephone.")

(3) Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1998. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets for Class A and Class B Shares would be .40% for the Prime Money Market Fund, .60% for the Intermediate Bond, Short-Intermediate, North Carolina and South Carolina Funds and .74% for the Growth and Income, Balanced and Large Company Growth Funds.

(4) BISYS Fund Services has agreed with the Group to voluntarily reduce the amount of its distribution fee for Class A Shares. Absent the voluntary fee reduction of distribution fees, 12b-1 Fees as a percentage of average daily net assets would be .50% for Class A Shares for each Fund. (See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP --Distributor.")

(5) With respect to the Prime Money Market Fund, the International Equity Fund, the South Carolina Fund, and the Large Company Growth Fund, "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets for Class A Shares would be .45% for the Prime Money Market Fund, .40% for the North Carolina Fund and .81% for the International Equity Fund.

(6) As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of investment advisory, distribution fees and/or other expenses, Total Fund Operating Expenses for Class A Shares, as a percentage of average daily net assets would be 1.35% for the Prime Money Market Fund, 1.25% for the U.S. Treasury Fund, 1.46% for the Short-Intermediate Fund, 1.47% for the Intermediate Bond Fund, 1.50% for the North Carolina Fund, 1.59% for the South Carolina Fund, 1.58% for the Growth and Income Fund, 1.67% for the Balanced Fund, 2.14% for the Small Company Growth Fund, 2.31% for the International Equity Fund, and 1.73% for the Large Company Growth Fund. Absent the voluntary reduction of investment advisory fees and/or other expenses, Total Fund Operating Expenses for Class B Shares, as a percentage of average daily net assets, would be 1.97% for the Intermediate Bond Fund, 2.08% for the Growth and Income Fund, 2.17% for the Balanced Fund, 2.81% for the International Equity Fund, and 2.23% for the Large Company Growth Fund.

EXAMPLE:

    You would pay the following expenses on a $1,000 investment in Class A
       Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             ------    -------    -------    --------
                  Prime Money Market Fund..................   $  9      $  29        N/A        N/A
                  U.S. Treasury Fund.......................   $ 10      $  32      $  55       $122
                  Short-Intermediate Fund..................   $ 31      $  55      $  80       $115
                  Intermediate Bond Fund...................   $ 56      $  79      $ 104       $175
                  North Carolina Fund......................   $ 30      $  51      $  74       $140
                  South Carolina Fund......................   $ 31      $  55        N/A        N/A
                  Growth and Income Fund...................   $ 56      $  78      $ 102       $172
                  Balanced Fund............................   $ 56      $  81      $ 107       $182
                  Small Company Growth Fund................   $ 63      $ 102      $ 143       $256
                  Large Company Growth Fund................   $ 57      $  83        N/A        N/A
                  International Equity Fund................   $ 65      $ 106        N/A        N/A

EXAMPLE:

    You would pay the following expenses on a $1,000 investment in Class B
       Shares of the Funds, assuming (1) deduction of the applicable Contingent Deferred Sales Charge; and (2) 5% annual return.

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             ------    -------    -------    --------
                  U.S. Treasury Fund
                    Assuming a complete redemption at end
                      of period............................   $ 68      $  85      $ 115       $206
                    Assuming no redemption.................   $ 18      $  55      $  95       $206
                  Intermediate Bond Fund
                    Assuming a complete redemption at end
                      of period............................   $ 69      $  89      $ 121       $219
                    Assuming no redemption.................   $ 19      $  59      $ 101       $219
                  Growth and Income Fund
                    Assuming a complete redemption at end
                      of period............................   $ 69      $  88      $ 120       $216
                    Assuming no redemption.................   $ 19      $  58      $ 100       $216
                  Balanced Fund
                    Assuming a complete redemption at end
                      of period............................   $ 70      $  91      $ 124       $225
                    Assuming no redemption.................   $ 20      $  61      $ 104       $225
                  Small Company Growth Fund
                    Assuming a complete redemption at end
                      of period............................   $ 77      $ 112      $ 160       $297
                    Assuming no redemption.................   $ 27      $  82      $ 140       $297
                  Large Company Growth Fund
                    Assuming a complete redemption at end
                      of period............................   $ 70      $  92        N/A        N/A
                    Assuming no redemption.................   $ 20      $  62        N/A        N/A
                  International Equity Fund
                    Assuming a complete redemption at end
                      of period............................   $ 78      $ 117        N/A        N/A
                    Assuming no redemption.................   $ 28      $  87        N/A        N/A

     The purpose of the tables above is to assist a potential investor in the Funds in understanding the various costs and expenses that an investor in the Class A Shares or Class B Shares of each Fund will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Long-term shareholders of Class Shares and Class B Shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD Rules.

     The information set forth in the foregoing tables and examples relates only to Class A and Class B Shares. The Group also offers Trust Shares of each Fund which are subject to the same expenses except that there are no sales charges nor distribution costs charged to Trust Shares. (See "MANAGEMENT OF BB&T MUTUAL FUNDS" --"Investment Adviser" and "Administrator and Distributor.")

                              FINANCIAL HIGHLIGHTS

     The tables below sets forth financial highlights concerning the investment results for each of the Funds for the periods indicated. The information through the year ended September 30, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors for the Group, whose report thereon, insofar as it relates to each of the years or periods indicated herein is included in the Statement of Additional Information. The Prime Money Market Fund, the South Carolina Fund, the Large Company Growth Fund and the Funds of Funds had not commenced operations as of September 30, 1997.

     The Class A Shares (formerly the Investor Shares) and Trust Shares of each of the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, and the Growth and Income Stock Fund effectively were operated as a single class of shares from the commencement of operations of each of these Funds until January 31, 1993. On February 1, 1993, each of these Funds commenced operating as multiple class funds and assessed Rule 12b-1 fees to Class A Shares (and not to Trust Shares) pursuant to an exemptive order received from the Securities and Exchange Commission on January 19, 1993. Information regarding the Trust Shares can be obtained in a separate prospectus by writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling
(800) 228-1872.

                                                             U.S. TREASURY MONEY MARKET FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 5, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                             CLASS A              CLASS A              CLASS A              CLASS A                CLASS A
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $   1.00             $   1.00             $   1.00             $   1.00               $  1.00
                             --------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............         0.044                0.044                0.047                0.027                 0.026
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....         0.044                0.044                0.047                0.027                 0.026
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............        (0.044)              (0.044)              (0.047)              (0.027)               (0.026)
                             --------             --------             --------             --------               -------
      Total
       Distributions...        (0.044)              (0.044)              (0.047)              (0.027)               (0.026)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $   1.00             $   1.00             $   1.00             $   1.00               $  1.00
                             ========             ========             ========             ========               =======
Total Return...........          4.50%                4.49%                4.81%                2.76%                 2.60%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $ 32,541             $ 27,931             $ 13,948             $  1,486               $   279
  Ratio of expenses to
    average net
    assets.............          0.95%                0.99%                0.98%                0.94%                 0.51%(c)
  Ratio of net
    investment income
    to average net
    assets.............          4.41%                4.37%                4.81%                2.89%                 2.58%(c)
  Ratio of expenses to
    average net
    assets*............          1.25%                1.25%                1.24%                1.32%                 1.32%(c)
  Ratio of net
    investment income
    to average net
    assets*............          4.11%                4.11%                4.55%                2.51%                 1.77%(c)

---------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                                                                                U.S. TREASURY MONEY MARKET FUND
                                                                         ---------------------------------------------
                                                                         FOR THE YEAR ENDED       JANUARY 1, 1996 TO
                                                                         SEPTEMBER 30, 1997      SEPTEMBER 30, 1996(a)
                                                                         -------------------     ---------------------
                                                                           CLASS B SHARES           CLASS B SHARES
                                                                         -------------------     ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................................        $  1.00                  $  1.00
                                                                               -------                  -------
INVESTMENT ACTIVITIES
  Net investment income................................................          0.036                    0.025
                                                                               -------                  -------
      Total from Investment Activities.................................          0.036                    0.025
                                                                               -------                  -------
DISTRIBUTIONS
  Net investment income................................................         (0.036)                  (0.025)
                                                                               -------                  -------
      Total Distributions..............................................         (0.036)                  (0.025)
                                                                               -------                  -------
NET ASSET VALUE, END OF PERIOD.........................................        $  1.00                  $  1.00
                                                                               =======                  =======
Total Return (excludes redemption charge)..............................           3.67%                    2.53%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)......................................        $ 1,502                  $ 1,305
  Ratio of expenses to average net assets..............................           1.75%                    1.75%(c)
  Ratio of net investment income to average net assets.................           3.61%                    3.55%(c)

                                                    SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                         -----------------------------------------------------------------------------------------------------
                         FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  NOVEMBER 30, 1992 TO
                         SEPTEMBER 30, 1997  SEPTEMBER 30, 1996  SEPTEMBER 30, 1995  SEPTEMBER 30, 1994  SEPTEMBER 30, 1993(a)
                         ------------------  ------------------  ------------------  ------------------  ---------------------
                              CLASS A             CLASS A             CLASS A             CLASS A               CLASS A
                         ------------------  ------------------  ------------------  ------------------  ---------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...      $   9.73            $   9.88            $   9.60            $  10.29              $ 10.00
                              --------            --------            --------            --------              -------
INVESTMENT ACTIVITIES
  Net investment
    income..............          0.54                0.55                0.53                0.50                 0.47
  Net realized and
    unrealized gains
    (losses) on
    investments.........          0.03               (0.15)               0.29               (0.68)                0.30
                              --------            --------            --------            --------              -------
      Total from
        Investment
        Activities......          0.57                0.40                0.82               (0.18)                0.77
                              --------            --------            --------            --------              -------
DISTRIBUTIONS
  Net investment
    income..............         (0.54)              (0.55)              (0.54)              (0.50)               (0.48)
  Net realized gains....            --                  --                  --               (0.01)                  --
                              --------            --------            --------            --------              -------
    Total
      Distributions.....         (0.54)              (0.55)              (0.54)              (0.51)               (0.48)
                              --------            --------            --------            --------              -------
NET ASSET VALUE, END OF
  PERIOD................      $   9.76            $   9.73            $   9.88            $   9.60              $ 10.29
                              ========            ========            ========            ========              =======
Total Return (excludes
  sales charge).........          6.07%               4.09%               8.74%              (1.86)%               7.80%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000)........      $  5,151            $  6,356            $  7,102            $ 10,345              $14,915
  Ratio of expenses to
    average net
    assets..............          1.11%               1.19%               1.17%               0.89%                0.56%(c)
  Ratio of net
    investment income to
    average net
    assets..............          5.60%               5.55%               5.50%               5.01%                5.43%(c)
  Ratio of expenses to
    average net
    assets*.............          1.46%               1.54%               1.58%               1.58%                1.56%(c)
  Ratio of net
    investment income to
    average net
    assets*.............          5.25%               5.20%               5.09%               4.32%                4.42%(c)
  Portfolio
    turnover(d).........         87.99%              54.82%             106.81%               7.06%               14.06%

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                         INTERMEDIATE U.S. GOVERNMENT BOND FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 9, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                             CLASS A              CLASS A              CLASS A              CLASS A                CLASS A
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $   9.63             $   9.88             $   9.33             $  10.39               $ 10.00
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.53                 0.56                 0.59                 0.59                  0.63
  Net realized and
    unrealized gains
    (losses) on
    investments........          0.21                (0.25)                0.55                (1.04)                 0.39
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....          0.74                 0.31                 1.14                (0.45)                 1.02
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............         (0.53)               (0.56)               (0.59)               (0.59)                (0.63)
  Net realized gains...            --                   --                   --                (0.02)                   --
                             --------             --------             --------             --------               -------
      Total
       Distributions...         (0.53)               (0.56)               (0.59)               (0.61)                (0.63)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $   9.84             $   9.63             $   9.88             $   9.33               $ 10.39
                             ========             ========             ========             ========               =======
Total Return (excludes
  sales charge)........          7.93%                3.17%               12.63%               (4.48)%               10.53%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $  4,211             $  3,659             $  5,173             $  6,772               $ 5,238
  Ratio of expenses to
    average net
    assets.............          1.12%                1.13%                1.09%                0.96%                 0.59%(c)
  Ratio of net
    investment income
    to average net
    assets.............          5.49%                5.68%                6.22%                6.03%                 6.26%(c)
  Ratio of expenses to
    average net
    assets*............          1.47%                1.48%                1.50%                1.56%                 1.55%(c)
  Ratio of net
    investment income
    to average net
    assets*............          5.14%                5.33%                5.81%                5.43%                 5.30%(c)
  Portfolio
    turnover(d)........         62.45%               76.29%               68.91%                0.38%                15.27%

                                                                                 INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                              --------------------------------------------
                                                                              FOR THE YEAR ENDED      JANUARY 1, 1996 TO
                                                                              SEPTEMBER 30, 1997     SEPTEMBER 30, 1996(a)
                                                                              ------------------     ---------------------
                                                                                   CLASS B                  CLASS B
                                                                              ------------------     ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................         $   9.60                 $ 10.17
                                                                                   --------                 -------
INVESTMENT ACTIVITIES
  Net investment income...................................................             0.46                    0.31
  Net realized and unrealized loss on investments.........................             0.21                   (0.57)
                                                                                   --------                 -------
      Total from Investment Activities....................................             0.67                   (0.26)
                                                                                   --------                 -------
DISTRIBUTIONS
  Net investment income...................................................            (0.46)                  (0.31)
                                                                                   --------                 -------
      Total Distributions.................................................            (0.46)                  (0.31)
                                                                                   --------                 -------
NET ASSET VALUE, END OF PERIOD............................................         $   9.81                 $  9.60
                                                                                   --------                 -------
Total Return (excludes redemption charge).................................             7.14%                  (2.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).........................................         $    623                 $   353
  Ratio of expenses to average net assets.................................             1.87%                   1.85%(c)
  Ratio of net investment income to average net assets....................             4.74%                   5.01%(c)
  Ratio of expenses to average net assets*................................             1.97%                   1.95%(c)
  Ratio of net investment income to average net assets*...................             4.64%                   4.91%(c)
  Portfolio turnover(d)...................................................            62.45%                  76.29%

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                        NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 16, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                             CLASS A              CLASS A              CLASS A              CLASS A                CLASS A
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $  10.05             $  10.15             $   9.78             $  10.29               $ 10.00
                             --------             --------             --------             --------               -------
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.40                 0.36                 0.36                 0.36                  0.36
  Net realized and
    unrealized losses
    on investments.....          0.22                (0.10)                0.37                (0.50)                 0.29
                             --------             --------             --------             --------               -------
      Total from
        Investment
        Activities.....          0.62                 0.26                 0.73                (0.14)                 0.65
                             --------             --------             --------             --------               -------
DISTRIBUTIONS
  Net investment
    income.............         (0.40)               (0.36)               (0.36)               (0.36)                (0.36)
  Net realized gains...            --                   --                   --                (0.01)                   --
                             --------             --------             --------             --------               -------
      Total
       Distributions...         (0.40)               (0.36)               (0.36)               (0.37)                (0.36)
                             --------             --------             --------             --------               -------
NET ASSET VALUE, END OF
  PERIOD...............      $  10.27             $  10.05             $  10.15             $   9.78               $ 10.29
                             ========             ========             ========             ========               =======
Total Return (excludes
  sales charge)........          6.28%                2.61%                7.61%               (1.33)%                6.60%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $  9,419             $  9,261             $  8,717             $ 11,083               $13,695
  Ratio of expenses to
    average net
    assets.............          1.00%                1.11%                1.05%                0.75%                 0.43%(c)
  Ratio of net
    investment income
    to average net
    assets.............          3.94%                3.58%                3.63%                3.63%                 3.80%(c)
  Ratio of expenses to
    average net
    assets*............          1.50%                1.61%                1.63%                1.66%                 1.77%(c)
  Ratio of net
    investment income
    to average net
    assets*............          3.44%                3.08%                3.05%                2.72%                 2.45%(c)
  Portfolio
    turnover(d)........         16.98%               20.90%                9.38%                0.56%                 5.92%

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                              GROWTH AND INCOME STOCK FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 9, 1992 TO
                        SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                             CLASS A              CLASS A              CLASS A              CLASS A                CLASS A
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...............      $  15.31             $  12.97             $  11.26              $11.26                $ 10.00
                              -------              -------              -------              ------                 ------
INVESTMENT ACTIVITIES
  Net investment
    income.............          0.26                 0.26                 0.25                0.25                   0.28
  Net realized and
    unrealized gains on
    investments........          5.30                 2.43                 1.98                0.12                   1.27
                              -------              -------              -------              ------                 ------
      Total from
        Investment
        Activities.....          5.56                 2.69                 2.23                0.37                   1.55
                              -------              -------              -------              ------                 ------
DISTRIBUTIONS
  Net investment
    income.............         (0.26)               (0.26)               (0.25)              (0.26)                 (0.29)
  Net realized gains...         (0.63)               (0.09)               (0.12)              (0.11)                    --
  In excess of net
    realized gains.....            --                   --                (0.15)                 --                     --
                              -------              -------              -------              ------                 ------
      Total
       Distributions...         (0.89)               (0.35)               (0.52)              (0.37)                 (0.29)
                              -------              -------              -------              ------                 ------
NET ASSET VALUE, END OF
  PERIOD...............      $  19.98             $  15.31             $  12.97              $11.26                $ 11.26
                              =======              =======              =======              ======                 ======
Total Return (excludes
  sales charge)........         37.80%               20.97%               20.62%               3.33%                 15.72%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000).......      $ 34,679             $ 18,949             $ 10,842              $7,973                $ 6,009
  Ratio of expenses to
    average net
    assets.............          1.09%                1.11%                1.07%               0.92%                  0.63%(c)
  Ratio of net
    investment income
    to average net
    assets.............          1.52%                1.82%                2.15%               2.26%                  2.85%(c)
  Ratio of expenses to
    average net
    assets*............          1.58%                1.60%                1.60%               1.65%                  1.68%(c)
  Ratio of net
    investment income
    to average net
    assets*............          1.03%                1.33%                1.62%               1.52%                  1.81%(c)
  Portfolio
    turnover(d)........         22.66%               19.82%                8.73%              21.30%                 27.17%
  Average commission
    rate(e)............      $ 0.0637             $ 0.0721                   --                  --                     --

                                                                                  GROWTH AND INCOME STOCK FUND
                                                                          --------------------------------------------
                                                                          FOR THE YEAR ENDED      JANUARY 1, 1996 TO
                                                                          SEPTEMBER 30, 1997     SEPTEMBER 30, 1996(a)
                                                                          ------------------     ---------------------
                                                                               CLASS B                  CLASS B
                                                                          ------------------     ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................................       $  15.29                 $ 13.78
                                                                               --------                 -------
Investment Activities
  Net investment income.................................................           0.13                    0.13
  Net realized and unrealized gains on investments......................           5.28                    1.52
                                                                               --------                 -------
      Total from Investment Activities..................................           5.41                    1.65
                                                                               --------                 -------
DISTRIBUTIONS
  Net investment income.................................................          (0.14)                  (0.14)
  Net realized gains....................................................          (0.63)                     --
                                                                               --------                 -------
      Total Distributions...............................................          (0.77)                  (0.14)
                                                                               --------                 -------
NET ASSET VALUE, END OF PERIOD..........................................       $  19.93                 $ 15.29
                                                                               ========                 =======
Total Return (excludes redemption charge)...............................          36.70%                  12.01%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).......................................       $ 16,690                 $ 3,880
  Ratio of expenses to average net assets...............................           1.84%                   1.85%(c)
  Ratio of net investment income to average net assets..................           0.77%                   1.13%(c)
  Ratio of expenses to average net assets*..............................           2.08%                   2.09%(c)
  Ratio of net investment income to average net assets*.................           0.53%                   0.89%(c)
  Portfolio turnover(d).................................................          22.66%                  19.82%
  Average commission(e).................................................       $ 0.0637                 $0.0721

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                        BALANCED FUND
                            -----------------------------------------------------------------------------------------------------
                            FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED   OCTOBER 5, 1992 TO
                            SEPTEMBER 30, 1997  SEPTEMBER 30, 1996  SEPTEMBER 30, 1995  SEPTEMBER 30, 1994  SEPTEMBER 30, 1993(a)
                            ------------------  ------------------  ------------------  ------------------  ---------------------
                                 CLASS A             CLASS A             CLASS A             CLASS A               CLASS A
                            ------------------  ------------------  ------------------  ------------------  ---------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD................      $  11.96            $  11.04            $   9.76            $  10.20              $ 10.00
                                 --------            --------            --------            --------              -------
INVESTMENT ACTIVITIES
  Net investment income....          0.45                0.43                0.44                0.38                 0.08
  Net realized and
    unrealized gains
    (losses) on
    investments............          2.04                0.92                1.27               (0.44)                0.21
                                 --------            --------            --------            --------              -------
      Total from Investment
        Activities.........          2.49                1.35                1.71               (0.06)                0.29
                                 --------            --------            --------            --------              -------
DISTRIBUTIONS
  Net investment income....         (0.45)              (0.43)              (0.43)              (0.38)               (0.09)
  Net realized gains.......         (0.37)                 --                  --                  --                   --
                                 --------            --------            --------            --------              -------
      Total
        Distributions......         (0.82)              (0.43)              (0.43)              (0.38)               (0.09)
                                 --------            --------            --------            --------              -------
NET ASSET VALUE, END OF
  PERIOD...................      $  13.63            $  11.96            $  11.04            $   9.76              $ 10.20
                                 ========            ========            ========            ========              =======
Total Return (excludes
  sales charge)............         21.76%              12.43%              18.00%              (0.64)%               2.88%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
    (000)..................      $ 17,234            $ 12,456            $  9,257            $  8,560              $ 2,569
  Ratio of expenses to
    average net assets.....          1.18%               1.20%               1.17%               0.98%                0.50%(c)
  Ratio of net investment
    income to average net
    assets.................          3.63%               3.78%               4.27%               4.02%                4.39%(c)
  Ratio of expenses to
    average net assets*....          1.67%               1.69%               1.71%               1.75%                2.00%(c)
  Ratio of net investment
    income to average net
    assets*................          3.14%               3.29%               3.73%               3.25%                2.89%(c)
  Portfolio turnover(d)....         27.07%              19.87%              23.68%              12.91%                8.32%
  Average commission
    rate(e)................      $ 0.0658            $ 0.0749                  --                  --                   --

                                                                                                    BALANCED FUND
                                                                                    ---------------------------------------------
                                                                                    FOR THE YEAR ENDED       JANUARY 1, 1996 TO
                                                                                    SEPTEMBER 30, 1997     SEPTEMBER 30, 1996(a)
                                                                                    ------------------     ----------------------
                                                                                         CLASS B                  CLASS B
                                                                                    ------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................       $  11.91                 $  11.54
                                                                                         --------                  -------
INVESTMENT ACTIVITIES
  Net investment income...........................................................           0.36                     0.27
  Net realized and unrealized gains on investments................................           2.04                     0.37
                                                                                         --------                  -------
  Total from Investment Activities................................................           2.40                     0.64
                                                                                         --------                  -------
DISTRIBUTIONS
  Net investment income...........................................................          (0.37)                   (0.27)
  Net realized gains..............................................................          (0.37)                      --
                                                                                         --------                  -------
      Total Distributions.........................................................          (0.74)                   (0.27)
                                                                                         --------                  -------
NET ASSET VALUE, END OF PERIOD....................................................       $  13.57                 $  11.91
                                                                                         ========                  =======
Total Return (excludes redemption charge).........................................          20.90%                    5.67%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).................................................       $  6,360                 $  2,339
  Ratio of expenses to average net assets.........................................           1.93%                    1.95%(c)
  Ratio of net investment income to average net assets............................           2.88%                    3.13%(c)
  Ratio of expenses to average net assets*........................................           2.17%                    2.18%(c)
  Ratio of net investment income to average net assets*...........................           2.64%                    2.90%(c)
  Portfolio turnover(d)...........................................................          27.07%                   19.87%
  Average commission rate(e)......................................................       $ 0.0658                 $ 0.0749

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                            SMALL COMPANY GROWTH FUND
                                                         ---------------------------------------------------------------
                                                                                                     DECEMBER 7, 1994 TO
                                                         FOR THE YEAR ENDED    FOR THE YEAR ENDED       SEPTEMBER 30,
                                                         SEPTEMBER 30, 1997    SEPTEMBER 30, 1996          1995(a)
                                                         ------------------    ------------------    -------------------
                                                              CLASS A               CLASS A                CLASS A
                                                         ------------------    ------------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................       $  21.06              $  14.53               $ 10.00
                                                              --------              --------               -------
INVESTMENT ACTIVITIES
  Net investment loss..................................          (0.15)                (0.20)                (0.08)
  Net realized and unrealized gains on investments.....           2.44                  6.73                  4.61
                                                              --------              --------               -------
      Total from Investment Activities.................           2.29                  6.53                  4.53
                                                              --------              --------               -------
DISTRIBUTIONS
  Net realized gains...................................          (0.02)                   --                    --
                                                              --------              --------               -------
      Total Distributions..............................          (0.02)                   --                    --
                                                              --------              --------               -------
NET ASSET VALUE, END OF PERIOD.........................       $  23.33              $  21.06               $ 14.53
                                                              ========              ========               =======
Total Return (excludes sales charge)...................          10.90%                44.94%                45.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)......................       $ 12,676              $  7,413               $ 1,096
  Ratio of expenses to average net assets..............           1.89%                 2.01%                 2.50%(c)
  Ratio of net investment loss to average net assets...          (1.29)%               (1.26)%               (1.56)%(c)
  Ratio of expenses to average net assets*.............           2.14%                 2.26%                 2.84%(c)
  Ratio of net investment loss to average net
    assets*............................................          (1.54)%               (1.51)%               (1.90%)(c)
  Portfolio turnover(d)................................          80.66%                71.62%                46.97%
  Average commission rate(e)...........................       $ 0.0570              $ 0.0562

                                                                                    SMALL COMPANY GROWTH FUND
                                                                           -------------------------------------------
                                                                           FOR THE YEAR ENDED     JANUARY 1, 1996 TO
                                                                           SEPTEMBER 30, 1997    SEPTEMBER 30, 1996(a)
                                                                           ------------------    ---------------------
                                                                                CLASS B                 CLASS B
                                                                           ------------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................       $  20.92                $ 15.24
                                                                                --------               --------
INVESTMENT ACTIVITIES
  Net investment loss....................................................          (0.20)                 (0.21)
  Net realized and unrealized gains on investments.......................           2.32                   5.89
                                                                                --------               --------
      Total from Investment Activities...................................           2.12                   5.68
                                                                                --------               --------
DISTRIBUTIONS
  Net realized gains.....................................................          (0.02)                    --
                                                                                --------               --------
      Total Distributions................................................          (0.02)                    --
                                                                                --------               --------
NET ASSET VALUE, END OF PERIOD...........................................       $  23.02                $ 20.92
                                                                                ========               ========
Total Return (excludes redemption charge)................................          10.16%                 37.27%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........................................       $  8,869                $ 3,200
  Ratio of expenses to average net assets................................           2.64%                  2.72%(c)
  Ratio of net investment loss to average net assets.....................          (2.04)%                (2.01)%(c)
  Portfolio Turnover(d)..................................................          80.66%                 71.62%
  Average Commission rate(e).............................................       $ 0.0570                $0.0562

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                           INTERNATIONAL EQUITY FUND
                                                                                           -------------------------
                                                                                                FOR THE PERIOD
                                                                                              JANUARY 2, 1997 TO
                                                                                             SEPTEMBER 30, 1997(a)
                                                                                           -------------------------
                                                                                                    CLASS A
                                                                                           -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................................           $ 10.00
INVESTMENT ACTIVITIES
  Net investment income..................................................................              0.03
  Net realized and unrealized gains on investments.......................................              1.25
                                                                                                    -------
      Total from Investment Activities...................................................              1.28
                                                                                                    -------
DISTRIBUTIONS
  Net investment income..................................................................             (0.02)
  In excess of net investment income.....................................................             (0.02)
                                                                                                    -------
Total Distributions......................................................................             (0.04)
                                                                                                    -------
NET ASSET VALUE, END OF PERIOD...........................................................           $ 11.24
                                                                                                    =======
Total Return (excludes sales charge).....................................................             12.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........................................................           $   833
  Ratio of expenses to average net assets................................................              1.97% (c)
  Ratio of net investment income to average net assets...................................              0.14% (c)
  Ratio of expenses to average net assets*...............................................              2.24% (c)
  Ratio of net investment loss to average net assets.....................................             (0.13)%(c)
  Portfolio turnover(d)..................................................................             41.45%
  Average commission rate(e).............................................................           $0.0457

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                           INTERNATIONAL EQUITY FUND
                                                                                           -------------------------
                                                                                                FOR THE PERIOD
                                                                                              JANUARY 2, 1997 TO
                                                                                             SEPTEMBER 30, 1997(a)
                                                                                           -------------------------
                                                                                                    CLASS B
                                                                                           -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................................           $ 10.00
INVESTMENT ACTIVITIES
  Net investment income..................................................................             (0.01)
  Net realized and unrealized gains on investments.......................................              1.26
                                                                                                    -------
      Total from Investment Activities...................................................              1.25
DISTRIBUTIONS
  Net investment income..................................................................             (0.01)
  In excess of net investment income.....................................................             (0.01)
                                                                                                    -------
      Total Distributions................................................................             (0.02)
                                                                                                    -------
NET ASSET VALUE, END OF PERIOD...........................................................           $ 11.23
                                                                                                    =======
      Total Return (excludes redemption charge)..........................................             12.51%(b)
RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000)......................................................           $ 1,179
    Ratio of expenses to average net assets..............................................              2.69%(c)
    Ratio of net investment loss to average net assets...................................             (0.62)%(c)
    Ratio of expenses to average net assets*.............................................              2.74% (c)
    Ratio of net investment loss to average net assets*..................................             (0.66%)(c)
    Portfolio Turnover(d)................................................................             41.45%
    Average commission rate(e)...........................................................           $0.0457

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUNDS

     All instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar weighted maturity of the securities in each Money Market Fund will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for further explanation of the amortized cost valuation method.

     All securities acquired by the Money Market Funds will be determined at the time of purchase by the Group's adviser or sub-adviser, under guidelines established by the Group's Board of Trustees, to present minimal credit risks. The Prime Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard's & Poor's Corporation and "P-1" by Moody's Investors Services, Inc.); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser or Sub-Adviser pursuant to guidelines approved by the Board of Trustees, See the Statement of Additional Information for explanations of the rating systems.

     Under the guidelines adopted by the Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Adviser or the Sub-Adviser may be required prompted to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

PRIME MONEY MARKET FUND

     The investment objective of the Prime Money Market Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     The Prime Money Market Fund may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Fund may invest in:

          (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

          (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

          (C) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

          (D) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

          (E) dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

          (F) guaranteed investment contracts issued by highly-rated U.S. insurance companies;

          (G) securities issued or guaranteed by state or local governmental bodies; and

          (H) repurchase agreements relating to the above instruments.

     The Prime Money Market Fund concentrates its investments in obligations issued by the financial services industry. However, for temporary defensive purposes during periods when the Adviser or Sub-Adviser believes that maintaining this concentration may be inconsistent with the best interest of Shareholders, the Fund will not maintain this concentration. Money market instruments of companies in the financial services industry include, but are not limited to, certificates of deposit, commercial paper, bankers' acceptances, demand and time deposits, and bank notes. These money market obligations are issued by domestic or foreign banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies and a variety of firms in the insurance field. Financial service companies offering money market issues must have total assets of $1 billion or more before their issues can be considered for investment. Because the Fund concentrates more than 25% of its total assets in the financial services industry, it will be exposed to greater risks associated with that industry, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions. The Fund will not purchase securities issued by PNC Bank or BB&T or any of their affiliates.

U.S. TREASURY FUND

     The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal through investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

     Obligations purchased by the U.S. Treasury Fund are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

THE FIXED INCOME FUNDS

     The investment objective of both the Short-Intermediate Fund and the Intermediate Bond Fund (collectively the "Fixed Income Funds") is to seek current income consistent with the preservation of capital. The Short-Intermediate Fund will invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), some of which may be subject to repurchase agreements, or in high grade collateralized mortgage obligations ("CMOs"). At least 65% of the Short-Intermediate Fund's assets will be invested in U.S. Government Securities. The dollar-weighted average portfolio maturity of the Short-Intermediate Fund will be from two to five years. The Intermediate Bond Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The dollar-weighted average portfolio maturity of the Intermediate Bond Fund will be from five to ten years. CMOs will be considered bonds for this purpose if their expected average life is comparable to the maturity of other bonds eligible for purchase by the Fixed Income Funds. The Fixed Income Funds may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

     Bonds, notes and debentures in which the Fixed Income Funds may invest may differ in interest rates, maturities and times of issuance. Mortgage-related securities purchased by the Fixed Income Funds will be either (i) issued by United States Government-owned or sponsored corporations or (ii) rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, (for example, rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P")), or, if not rated, are of comparable quality as determined by BB&T. The applicable ratings are described in the Appendix to the Statement of Additional Information.

THE NORTH CAROLINA FUND

     The North Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). The North Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

     The North Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the North Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the North Carolina Fund would be suitable for them.

THE SOUTH CAROLINA FUND

     The South Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and South Carolina personal income tax. Under normal market conditions, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations"). The South Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

     The South Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the South Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the South Carolina Fund would be suitable for them.

THE GROWTH AND INCOME FUND

     The Growth and Income Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the Growth and Income Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

     Equity securities purchased by the Growth and Income Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Growth and Income Fund's investment objective for income, most stocks will be purchased by the Growth and Income Fund primarily in furtherance of its investment objective for growth. The Growth and Income Fund will favor stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

     Stocks such as those in which the Growth and Income Fund may invest are more volatile and carry more risk than some other forms of investment. Depending upon the performance of the Growth and Income Fund's investments, the net asset value per Share of the Fund may decrease instead of increase.

THE BALANCED FUND

     The Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

     The portion of the Balanced Fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions. The Balanced Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the Balanced Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Balanced Fund's attempt to achieve its investment objective.

     The Balanced Fund's equity securities will generally consist of common stocks but may also consist of other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and which are believed by BB&T to be undervalued.

     The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The Balanced Fund may also invest in CMOs. The average dollar-weighted maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions.

     It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

THE LARGE COMPANY GROWTH FUND

     The Large Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies. ("Capitalization" is the total market value of all the outstanding shares of a company.) The Large Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose weighted average capitalization is in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(1) In making portfolio investments, the Large Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth, and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of large companies, will be invested in the instruments described below and under "Specific Investment Policies."

THE SMALL COMPANY GROWTH FUND

     The Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The Small Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $1 billion at the time of purchase. In making portfolio investments, the Small Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of small companies, will be invested in the instruments described below and under "Specific Investment Policies."

     Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate more than that of a share of a fund that invests in larger established companies.

THE FUNDS OF FUNDS

     The investment objective of the Capital Manager Conservative Growth Fund is to seek capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

     The investment objective of the Capital Manager Moderate Growth Fund is to seek capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

     The investment objective of the Capital Manager Growth Fund is to seek capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

     Under normal market conditions, each Fund of Funds will invest at least 65% of its total assets in up to nine Underlying Funds of the Group. These assets will be allocated within the ranges indicated below.

     The Conservative Growth Fund will invest 25% to 55% of its total assets in Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 45% to 75% of its total assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to

---------------

    (1)"Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

20% of its total assets in Underlying Funds which are money market funds.

                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND

                                              INVESTMENT RANGE
UNDERLYING FUND                           (PERCENT OF FUND ASSETS)
--------------------------------------    ------------------------
Equity Funds
Growth and Income Fund................        0%-55%
Balanced Fund.........................        0%-30%
Small Company Growth Fund.............        0%-30%
International Equity Fund.............        0%-30%
Large Company Growth Fund.............        0%-55%
Fixed Income Funds
Short-Intermediate Fund...............        0%-75%
Intermediate Bond Fund................        0%-75%
Money Market Funds
U.S. Treasury Fund....................        0%-20%
Prime Money Market Fund...............        0%-20%

                      CAPITAL MANAGER MODERATE GROWTH FUND

     The Moderate Growth Fund will invest 45% to 75% of its total assets in Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 25% to 55% of its total assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 15% of its total assets in Underlying Funds which are money market funds.

                                              INVESTMENT RANGE
UNDERLYING FUND                           (PERCENT OF FUND ASSETS)
--------------------------------------    ------------------------
Equity Funds
Growth and Income Fund................        0%-75%
Balanced Fund.........................        0%-50%
Small Company Growth Fund.............        0%-50%
International Equity Fund.............        0%-50%
Large Company Growth Fund.............        0%-75%
Fixed Income Funds
Short-Intermediate Fund...............        0%-55%
Intermediate Bond Fund................        0%-55%
Money Market Funds
U.S. Treasury Fund....................        0%-15%
Prime Money Market Fund...............        0%-15%

     The Growth Fund will invest 60% to 90% of its total assets in Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 10% to 40% of its total assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 10% of its total assets in Underlying Funds which are money market funds.

                          CAPITAL MANAGER GROWTH FUND

                                              INVESTMENT RANGE
UNDERLYING FUND                           (PERCENT OF FUND ASSETS)
--------------------------------------    ------------------------
Equity Funds
Growth and Income Fund................        0%-90%
Balanced Fund.........................        0%-65%
Small Company Growth Fund.............        0%-65%
International Equity Fund.............        0%-65%
Large Company Growth Fund.............        0%-90%
Fixed Income Funds
Short-Intermediate Fund...............        0%-40%
Intermediate Bond Fund................        0%-40%
Money Market Funds
U.S. Treasury Fund....................        0%-10%
Prime Money Market Fund...............        0%-10%

     The allocation of each Fund of Funds' assets among the Underlying Funds will be made by BB&T under the supervision of the Group's Board of Trustees within the percentage ranges set forth in the table above. BB&T will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds. BB&T may vary the allocation within the above ranges. There is no assurance that the Funds of Funds will achieve their stated objectives.

     The Funds of Funds' net asset value will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

     With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus.

     The Funds of Funds and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers' acceptances, variable amount master demand notes, and bank money market deposit accounts. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

     To the extent the Funds of Funds or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

     The investments of the Funds of Funds are concentrated in the Underlying Funds, so each Fund of Funds' performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, each Fund of Funds must allocate its investments among the Underlying Funds within certain ranges. As a result, the Funds of Funds do not have the same flexibility to invest as mutual funds without such constraints.

INTERNATIONAL EQUITY FUND

     The International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. During normal market conditions, the International Equity Fund will normally invest at least 80%, and, in any event, at least 65%, of the value of its total assets in equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

     During normal market conditions, the International Equity Fund will normally invest at least 90%, and, in any event, at least 65%, of the value of its total assets in securities of foreign issuers. The Fund will pursue investments in non-dollar denominated stocks primarily within countries included in the Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE"). The Fund may also invest its assets in countries with emerging economies or securities markets. The Fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

     When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub- adviser will emphasize stocks with price/earnings ratios below average for a security's home market or stock exchange. A security's earnings trend and its price momentum will also be factors considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

ALL FUNDS

     The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous.") There can be, of course, no assurance that a Fund will achieve its investment objective.

     Depending upon the performance of the portfolio investments of each of the Short-Intermediate, Intermediate Bond, North Carolina, South Carolina, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds (collectively, the "Variable NAV Funds"), the net asset value per Share of each Variable NAV Fund will fluctuate.

SPECIFIC INVESTMENT POLICIES

REPURCHASE AGREEMENTS

     Securities held by each Fund may be subject to repurchase agreements. A Fund will enter into repurchase agreements for the purposes of maintaining liquidity and obtaining favorable yields. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of the collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund could incur delays and costs in selling the underlying security or could suffer a loss of principal and interest if such Fund were treated as an unsecured creditor and required to return the underlying security to the seller's estate. A Fund will enter into repurchase agreements with financial institutions or registered broker-dealers deemed creditworthy by BB&T (or PNC Equity Advisors Company ("PEAC"), the Small Company Growth Fund's investment sub-adviser, CastleInternational Asset Management Limited ("CastleInternational"), the International Equity Fund's investment sub-ad-viser or PNC Institutional Management Corporation ("PIMC"), the Prime Money Market Fund's investment sub-adviser). Except as described in the Statement of Additional Information, there is no aggregate limitation on the amount of a Fund's total assets that may be invested in instruments which are subject to repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS

     In accordance with the investment restrictions described below, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. A Fund will enter into reverse repurchase agreements for the purpose of meeting liquidity needs. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements include the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

WHEN-ISSUED SECURITIES

     Each of the Funds except the U.S. Treasury Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, the Prime Money Market Fund, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may purchase and sell securities on a "forward commitment" basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid Fund securities equal to the amount of that commitment in a separate account and may be required to subsequently place additional assets in the separate account to maintain equivalence with the Fund's commitment. The ability to purchase when-issued securities will provide a Fund with the flexibility of participating in new issues of government securities, particularly mortgage-related securities. Prior to delivery of when-issued securities, the securities are subject to fluctuations in value, and no income accrues until their receipt. A Fund engages in when-issued and delayed-delivery transactions only with the intent of acquiring Fund securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed-delivery transactions, the Funds rely on the seller to complete the transaction; its failure to do so may cause a Fund to miss a price or yield considered to be advantageous. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions. The Prime Money Market Fund's, the Large Company Growth Fund's, the Small Company Growth Fund's and the International Equity Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of their respective total assets absent unusual market conditions.

SHORT-TERM OBLIGATIONS

     The Fixed Income Funds, the North Carolina Fund, the South Carolina Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations ("NRSROs") (for example, commercial paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by Moody's), or (ii) do not possess a rating (i.e., are unrated) but are determined by BB&T (or PEAC, with respect to the Small Company Growth Fund, or CastleInternational, with respect to the International Equity Fund) to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund, and the Small Company Growth Fund will limit its investment in short-term obligations to 35% of its total assets.

     Each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, the Inter-national Equity Fund may also invest without limitation short-term obligations. For temporary defensive purposes, as determined by BB&T (or, in the case of the Small Company Growth Fund, PEAC or, in the case of the International Equity Fund, CastleInternational), these investments may constitute 100% of such Funds' portfolio and, in such circumstances, will constitute a temporary suspension of such Funds' attempts to achieve their investment objectives.

U.S. GOVERNMENT SECURITIES

     U.S. Government Securities will constitute the primary investment of the Short-Intermediate and Intermediate Bond Funds. The Prime Money Market Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may also invest in U.S. Government Securities. The types of U.S. Government Securities in which these Funds will invest include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.

     The Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth, and Small Company Growth Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

     The U.S. Treasury Fund may invest in U.S. Government Securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. In addition, the North Carolina Fund and the South Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).

COLLATERALIZED MORTGAGE OBLIGATIONS

     Each of the Fixed Income Funds, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may also invest in collateralized mortgage obligations ("CMOs"). Although under normal market conditions it does not expect to do so, except in connection with repurchase agreements, the Prime Money Market Fund may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

     Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

     CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Group's Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

     Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

COMMERCIAL BONDS

     The Growth and Income Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds may invest up to 35% of their total assets, and the Balanced Fund also may invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property.

     Bonds, notes and debentures in which the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest may differ in interest rates, maturities and times of issuance and may include CMOs (which are described above).

     The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds will invest only in bonds, notes, and debentures which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO (for example, at least A by Moody's or S&P), or, if unrated, which BB&T (or PEAC, with respect to the Small Company Growth Fund) deems to be of comparable quality. The applicable ratings are described in the Appendix to the Statement of Additional Information. In the event that the rating of any debt securities falls below the third highest rating category, these Funds will not be obligated to dispose of such obligations and may continue to hold such obligations if, in the opinion of BB&T (or PEAC, with respect to the Small Company Growth Fund), such investment is considered appropriate under the circumstances.

OPTIONS AND FUTURES CONTRACTS

     To the extent consistent with its investment objective, the Large Company Growth, Small Company Growth, International Equity, Growth and Income Fund and the Balanced Funds may engage in writing call options. Options are written solely as covered call options (options on securities owned by a Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, a Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written. Upon the sale of a portfolio security upon which it has written a covered call option, a Fund must effect a closing purchase transaction so as to avoid converting a covered call into a "naked call," i.e., a call option on a security not owned by the Fund. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price but retains the risk of loss should the price of the security decline.

     To the extent consistent with its investment objective, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

     To the extent consistent with its investment objective, each Fund of the Group (other than the U.S. Treasury Money Market Fund and the Prime Money Market
Fund) may also invest in futures contracts and options on futures contracts to commit funds awaiting investment to maintain cash liquidity or, for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

     Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

     Each Fund of the Group (other than the U.S. Treasury Money Market Fund and the Prime Money Market Fund) may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

     The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements; and (v) a purchaser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors. Successful use of futures is subject to the ability correctly to predict movements in the direction of the market. For example, if a Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because the Fund will have approximately equal offsetting losses in its future positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

     A Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations.

FOREIGN INVESTMENTS

     The Prime Money Market Fund may invest in debt obligations of foreign corporations and banks. The Prime Money Market Fund may invest in Eurodollar Certificates of Deposits ("ECDs") which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

     The Prime Money Market Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

     The Prime Money Market Fund may invest in commercial paper (including variable amount master demand notes) issued by U.S. or foreign corporations. The Prime Money Market Fund may also invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Investments in ECDs, ETDs, CTDs, Yankee CDs, CCP, and Europaper may subject the Prime Money Market Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of foreign withholding taxes on interest income, possible seizure, currency blockage, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely effect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. The Prime Money Market Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Adviser or Sub-Adviser believes that the risks associated with such instruments are minimal and only when such instruments are denominated and payable in United States dollars.

     The Balanced Fund, the Growth and Income Fund, the Large Company Growth Fund, and the Small Company Growth Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs") or the purchase of securities on the New York Stock Exchange. However, the Balanced Fund, the Growth and Income Fund and the Large Company Growth Fund will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Fund would exceed 25% of the value of the total assets of the Fund. A Fund may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in CCP and Europaper.

     During normal market conditions, the International Equity Fund will invest at least 90% and, in any event, at least 65%, of its total assets in securities of foreign issuers. The International Equity Fund invests primarily in equity securities of issuers located in countries included in EAFE and may invest in equity securities of issuers located in emerging markets. EAFE is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of securities listed on the stock exchanges of such countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland, and the United Kingdom are currently included in EAFE.

     From time to time the International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom. Investments of 25% or more of the Fund's total assets in those or any other countries will make the Fund's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

     The International Equity Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

     Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A Fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.

     In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

     The expense ratio of the International Equity Fund is expected to be higher than that of Funds of the Group investing primarily in domestic securities.

The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source and additional costs arising from delays in settlements of transactions involving foreign securities.

     The International Equity Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers. The International Equity Fund intends to limit its investment in countries with emerging economies or securities markets to 20% of its total assets.

     The International Equity Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

OTHER INVESTMENT PRACTICES

     For liquidity purposes, each Fund except the Prime Money Market Fund and the U.S. Treasury Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including Shares of the Prime Money Market Fund and the U.S. Treasury Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission) and up to 10% of its total assets in more than one money market mutual fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the Prime Money Market Fund or the U.S. Treasury Fund, BB&T and BISYS Fund Services (the
"Administrator") (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" --   "Investment
Adviser" and "Administrator and Distributor") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the Prime Money Market Fund or the U.S. Treasury Fund that are attributable to those Fund investments. BB&T and the Administrator will promptly forward such fees to the investing Funds. The Funds will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions on the Funds' investments in the securities of an unaffiliated money market fund and/or the Prime Money Market Fund or the U.S. Treasury Fund are contained in the Statement of Additional Information.

     In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one country.

     In order to generate additional income, each Fund except the North Carolina Fund and the South Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government Securities. This collateral will be valued daily by BB&T (or PEAC with respect to the Small Company Growth Fund, CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which BB&T (or PEAC with respect to the Small Company Growth Fund, CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) has determined are creditworthy under guidelines established by the Group's Board of Trustees. Each Fund will restrict its securities lending to 30%
(33 1/3% with respect to the Prime Money Market Fund and the International Equity Fund) of its total assets.

     In order to generate income, the Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what BB&T (or PEAC, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity
Fund) believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.

CORPORATE AND BANK OBLIGATIONS

     To the extent consistent with its investment objective, the Prime Money Market Fund may invest in debt obligations of domestic corporations and banks. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Prime Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

PRIVATE PLACEMENT INVESTMENTS

     Each Fund of the Group (other than the U.S. Treasury Money Market Fund) may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

     Each Fund of the Group (other than the U.S. Treasury Money Market Fund) may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the adviser or sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

GUARANTEED INVESTMENT CONTRACTS

     The Prime Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Fund does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

ASSET-BACKED SECURITIES

     The Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

     Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

     Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

     Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Prime Money Market Fund will be subject to the same quality requirements as other securities purchased by the Fund.

MUNICIPAL OBLIGATIONS

     The Prime Money Market Fund may, when deemed appropriate by its sub-adviser, invest in high quality short-term obligations issued by state and local governmental issuers.

     The Prime Money Market Fund may invest in participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS

     The Prime Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 13 months but will, in any event, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or any agency or instrumentality thereof).

VARIABLE AMOUNT DEMAND NOTES

     Variable amount master demand notes in which the Prime Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Prime Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Prime Money Market Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as to quality as set forth above for commercial paper. PIMC will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note may not exceed seven days.

MONEY MARKET FUNDS

     In connection with the management of its daily cash positions, the Prime Money Market Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

CLOSED-END INVESTMENT COMPANIES

     The Balanced Fund may invest in closed-end investment companies that invest a significant portion of their assets in convertible securities. Convertible securities are fixed income-securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. As a shareholder of a closed-end investment company holding such convertible securities, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

STANDARD & POOR'S DEPOSITORY RECEIPTS

     Each of the Growth and Income Stock Fund, Balanced Fund, Large Company Growth Fund, and Small Company Growth Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs represent interests in trust sponsored by a subsidiary of the American Stock Exchange, Inc. and structured to provide investors proportionate undivided interests in a securities portfolio consisting of substantially all of the common stocks (in substantially the same weighting) as the component common stocks of a particular Standard & Poor's Index, e.g., the S&P 500 Index. SPDRs are generally not redeemable, but are exchange traded. SPDRs are issued by a trust that is a unit investment trust, a type of registered investment company. SPDRs, therefore, will be acquired by a fund only within the limits prescribed under the 1940 Act.

UNINVESTED CASH RESERVES

     The Prime Money Market Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Fund's sub-adviser, suitable obligations are unavailable. During normal market periods, no more than 20% of the Fund's total assets will be held uninvested. Uninvested cash reserves will not earn income.

OTHER INVESTMENT POLICIES OF THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND

TAX-EXEMPT OBLIGATIONS

     In addition to their respective investments in North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations Fund, the North Carolina Fund and the South Carolina Fund may invest in tax-exempt obligations issued by or on behalf of states other than North Carolina or South Carolina, as the case may be, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, together with North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, are hereinafter collectively referred to as "Tax-Exempt Obligations."

     Up to 10% of the North Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations. Up to 10% of the South Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than South Carolina Tax-Exempt Obligations. If deemed appropriate for temporary defensive periods, as determined by BB&T, the North Carolina Fund or South Carolina Fund may suspend attempts to achieve its investment objective and may increase its holdings in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, respectively to over 10% of its total assets. Investments made for temporary defensive purposes will not be intended to achieve either Fund's investment objective with respect to North Carolina or South Carolina taxation, as the case may be, but rather will be intended to preserve the value of the Funds' Shares.

     The two principal classifications of Tax-Exempt Obligations which may be held by the North Carolina Fund and the South Carolina Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the private user of the facility involved.

     Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. In South Carolina, governmental lease obligations are included in calculation of the general obligation debt limit.

     Among other types of Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund may purchase Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     The North Carolina Fund and the South Carolina Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. However, such investments are expected to be limited by the fact that North Carolina issuers are currently precluded by North Carolina State law from issuing such securities, and issuers in South Carolina also currently do not have authority to issue moral obligation securities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     The North Carolina Fund and the South Carolina Fund invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an

NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations. The North Carolina Fund and the South Carolina Fund may also purchase Tax-Exempt Obligations which are unrated at the time of purchase but are determined to be of comparable quality by BB&T pursuant to guidelines approved by the Group's Board of Trustees. The applicable ratings are described in the Appendix to the Statement of Additional Information.

     Opinions relating to the validity of Tax-Exempt Obligations and to the exemption of interest thereon from federal and state income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the North Carolina Fund, the South Carolina Fund, nor BB&T will review the proceedings relating to the issuance of Tax-Exempt Obligations or the basis for such opinions.

TAXABLE OBLIGATIONS OF THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND

     The North Carolina Fund and the South Carolina Fund may each invest up to 10% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for both individual and corporate shareholders. There is no limit on the amount of taxable obligations that may be held for temporary defensive purposes. Taxable obligations may include U.S. Government Securities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of domestic banks and domestic branches of foreign banks, commercial paper meeting each Fund's quality standards (as described above) for tax-exempt commercial paper, and shares issued by other open-end registered investment companies issuing taxable dividends (as described above). The North Carolina Fund and the South Carolina Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of BB&T, suitable North Carolina Tax-Exempt Obligations or South Carolina Tax- Exempt Obligations Fund, respectively, are unavailable.

PUTS

     The North Carolina Fund and the South Carolina Fund may acquire "puts" with respect to securities held in their portfolios. Under a put, the Funds would have the right to sell a specified security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying security. The North Carolina Fund and the South Carolina Fund expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put either separately in cash or by paying a higher price for Fund securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The North Carolina Fund and the South Carolina Fund will acquire puts solely to facilitate Fund liquidity, shorten the maturity of the underlying security, or permit the investment of their funds at a more favorable rate of return.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND

     Because the North Carolina Fund will invest at least 90% of the value of its total assets in North Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from North Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of North Carolina Tax-Exempt Obligations than is a comparable municipal bond mutual fund that is not concentrated in these issuers to this degree. North Carolina experienced a positive General Fund balance for each of its last five fiscal years. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with North Carolina Tax-Exempt Obligations.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE SOUTH CAROLINA FUND

     Because the South Carolina Fund will invest at least 90% of the value of its total assets in South Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from South Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of South Carolina Tax-Exempt Obligations than are comparable municipal bond mutual funds that are not concentrated in these issuers to this degree. If any issuer of securities held by the South Carolina Fund is unable to meet its financial obligations, the Fund's income, capital, and liquidity may be adversely affected. The State of South Caro-lina's economy has been dominated since the early 1920's by the textile industry, with over one-third of the manufacturing workers directly or indirectly related to the textile industry. The economic base of the state is gradually becoming more diversified as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rates South Carolina general obligation bonds "Aaa" and S&P rates such bonds "AA+." There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with South Carolina Tax-Exempt Obligations.

DIVERSIFICATION AND CONCENTRATION

     The North Carolina Fund and the South Carolina Fund are non-diversified funds under the Investment Company Act of 1940. This means they may concentrate their investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, at the end of each fiscal quarter each of the North Carolina Fund and the South Carolina Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund and the South Carolina Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina and the South Carolina Funds' Shares.

VARIABLE AND FLOATING RATE SECURITIES

     North Carolina Tax-Exempt Obligations purchased by the North Carolina Fund and South Carolina Tax-Exempt Obligations purchased by the South Carolina Fund may include variable and floating rate tax-exempt notes with ratings that are similar to those described above. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the North Carolina Fund and the South Carolina Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of the North Carolina Fund's or South Carolina Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

STAND-BY COMMITMENTS

     In addition, the North Carolina Fund and the South Carolina Fund may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in either Fund. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Tax-Exempt Obligations at a specified price. The Funds will acquire stand-by commitments solely to facilitate Fund liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by the North Carolina Fund and the South Carolina Fund may also be referred to as "put" options.

PORTFOLIO TURNOVER

     For the fiscal year ended September 30, 1997, the Portfolio turnover rate for each of the Funds with a full year of operations (other than Money Market Funds) was as follows: Short-Intermediate Fund 87.99%, Intermediate Bond Fund 62.45%, North Carolina Fund 16.98%, Growth and Income Fund 22.66%, Small Company Growth Fund 80.66%, equity portion of the Balanced Fund 26.57% and fixed income portion of the Balanced Fund 27.59% and the International Equity Fund 41.48%. The portfolio turnover of each of the Funds (except the Money Market Funds) may vary greatly from year to year as well as within a particular year. It is presently anticipated that the portfolio turnover rate of the South Carolina Fund and the Funds of Funds will not exceed 50% and the portfolio turnover rate of the Large Company Growth Fund will not exceed 100%. High turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.

                            INVESTMENT RESTRICTIONS

     The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund (see "GENERAL INFORMATION -- Miscellaneous").

     The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission the Prime Money Market Fund and the U.S. Treasury Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.

     Each Fixed Income Fund may not:

    1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     Each of the Funds of Funds may not:

    1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities or securities issued by "regulated investment companies" as defined in the Internal Revenue Code of 1986, as amended (the "Code"); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or "regulated investment companies" as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may not:

    1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     The International Equity Fund may not:

    1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivision, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     Each of the Funds may not:

    1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the Prime Money Market Fund and the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the Prime Money Market Fund and the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.

    2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.

     The North Carolina Fund and the South Carolina Fund may not:

    1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

     The following is a non-fundamental investment restriction of the Prime Money Market Fund and the U.S. Treasury Fund and therefore subject to change without shareholder vote.

     The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Invest more than 10% of its assets in instruments which are not readily marketable.

                              VALUATION OF SHARES

     The net asset value of each of the Funds other than the Prime Money Market Fund and the U.S. Treasury Fund is determined and the Shares are priced as of the close of regular trading of the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day. The net asset value of the Prime Money Market Fund and the U.S. Treasury Fund is determined and the Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange is open for trading, and any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

     The securities in each of the Funds, except the Prime Money Market Fund and the U.S. Treasury Fund, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

     The assets in the Prime Money Market Fund and the U.S. Treasury Fund are valued based upon the amortized cost method. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the Board of Trustees determines that the extent of any deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. This may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. Although the Group seeks to maintain the Prime Money Market Fund's and the U.S. Treasury Fund's net asset value per Share at $1.00, there can be no assurance that net asset value will not vary.

     Most securities held by the International Equity Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Fund's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

     For further information about the valuation of investments, see the Statement of Additional Information.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

     Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services. The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Group at (800) 228-1872.

PURCHASES OF CLASS A AND CLASS B SHARES

     Class A and Class B Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations under the Group's Distribution and Shareholder Services Plan (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP -- Distribution Plan").

     As of the date of this Prospectus, however, Class B Shares were not yet being offered in the Prime Money Market Fund, the Short-Intermediate Fund, the North Carolina Fund, the South Carolina Fund, or the Funds of Funds. Investors purchasing Shares of the U.S. Treasury Fund are generally required to purchase Class A or Trust Shares, since such Shares are not subject to any initial sales charge or contingent deferred sales charge. Shareholders investing directly in Class B Shares of the U.S. Treasury Money Market Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Money Market Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares will be withdrawn from the U.S. Treasury Money Market Fund within two years of purchase. Such Class B shares may be exchanged for Class B Shares of any other Fund through the Auto Exchange (see "Auto Exchange Plan").

     Shares of the Group sold to Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to Customers.

     Investors may purchase Class A and Class B Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Group, to BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. Investors may obtain an Account Registration Form and additional information regarding the Group by contacting their local BB&T office. Subsequent purchases of Class A and Class B Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.

     If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A and Class B Shares by telephone. Telephone orders may be placed by calling the Group at (800) 228-1872. Payment for Class A and Class B Shares ordered by telephone may be made by check or by sending funds electronically to the Group's transfer agent. To make payments electronically, investors must call the Group at (800) 228-1872 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

     Class A or Class B Shares of the Variable NAV Funds are sold at the net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares, plus a sales charge at the time of purchase in the case of Class A Shares (see "VALUATION OF SHARES"). In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Group by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

     The minimum investment is $1,000 for the initial purchase of Class A and Class B Shares of a Fund. There is no minimum investment for subsequent purchases. The minimum initial investment amount may be waived if purchases are made in connection with qualified retirement plans, automatic investment plans or payroll deduction plans.

     The maximum investment is $250,000 for total purchases of Class B Shares. There is no limit on the amount of Class A Shares that may be purchased.

     Every Shareholder will be mailed a confirmation of each new transaction in the Shareholder's account. In the case of Class A and Class B Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A and Class B Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

SALES CHARGE -- CLASS A

     The public offering price of a Class A Share of each of the North Carolina, South Carolina and Short-Intermediate Funds equals its net asset value plus a sales charge in accordance with the table below.

                                SALES          SALES          DEALER
                                CHARGE         CHARGE       ALLOWANCE
                                 AS A           AS A           AS A
                              PERCENTAGE     PERCENTAGE     PERCENTAGE
                                OF NET       OF PUBLIC      OF PUBLIC
                                AMOUNT        OFFERING       OFFERING
    AMOUNT OF PURCHASE         INVESTED        PRICE          PRICE
--------------------------    ----------     ----------     ----------
Less than $100,000........       2.04%          2.00%          2.00%
$100,000 but less than
 $250,000.................       1.52%          1.50%          1.50%
$250,000 but less than
 $500,000.................       1.01%          1.00%          1.00%
$500,000 but less than
 $1,000,000...............       0.50%          0.50%          0.50%
$1,000,000 or more........       0.00%          0.00%          0.00%

     The public offering price of a Class A Share of each of the Intermediate Bond, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds and the Funds of Funds equals its net asset value plus a sales charge in accordance with the table below.

                                SALES          SALES          DEALER
                                CHARGE         CHARGE       ALLOWANCE
                                 AS A           AS A           AS A
                              PERCENTAGE     PERCENTAGE     PERCENTAGE
                                OF NET       OF PUBLIC      OF PUBLIC
                                AMOUNT        OFFERING       OFFERING
    AMOUNT OF PURCHASE         INVESTED        PRICE          PRICE
--------------------------    ----------     ----------     ----------
Less than $100,000........       4.71%          4.50%          4.50%
$100,000 but less than
 $250,000.................       3.63%          3.50%          3.50%
$250,000 but less than
 $500,000.................       2.56%          2.50%          2.50%
$500,000 but less than
 $1,000,000...............       1.52%          1.50%          1.50%
$1,000,000 or more........       0.00%          0.00%          0.00%

     BISYS Fund Services (the "Distributor") receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

     Class A Shares of the Prime Money Market Fund and the U.S. Treasury Fund are sold at net asset value without imposition of a sales charge.

     From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

     The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of any of the Funds of the Group. The maximum cash compensation payable by the Distributor is 4.50% of the public offering price of Class A Shares. Compensation will also include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

     The sales charges set forth in the table above are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or
(iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

SALES CHARGE WAIVERS

     The following classes of investors may purchase Class A Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

          (1) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

          (2) Officers, trustees, directors, advisory board members, employees and retired employees of the Group, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Investment Sub-Adviser (and spouses, children and parents of each of the foregoing);

          (3) Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

          (4) BB&T Fund shares purchased with the proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

          (5) Investors who beneficially hold Trust Shares of any Fund of the Group;

          (6) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares;

          (7) Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

     In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The

Distributor may also periodically waive the sales charge for all investors with respect to a Fund.

LETTER OF INTENT

     Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by the Group without notice.

     A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the net asset value next calculated.

     For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION

     A Purchaser (as defined under "HOW TO PURCHASE AND REDEEM SHARES -- Sales Charge -- Class A") may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

CLASS B SHARES

     Class B Shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B Shares, the full purchase amount is invested directly in the applicable Fund. Class B Shares of each Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of such Fund's average daily net assets as provided in the Distribution Plan (described below under "The Distributor"). This ongoing fee will cause Class B Shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Class B Shares convert automatically to Class A Shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

     Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B Shares, such as the payment of compensation to dealers and agents selling Class B Shares. A dealer commission of 4.30% of the original purchase price of the Class B Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.

CONTINGENT DEFERRED SALES CHARGE

     If the Shareholder redeems Class B Shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the Shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on Shares derived from reinvestment of dividends or capital gain distributions.

     The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B Shares until the time of redemption of such Shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                       CONTINGENT
                        DEFERRED
                   SALES CHARGE AS A
                     PERCENTAGE OF
  YEAR(S)            DOLLAR AMOUNT
   SINCE               SUBJECT TO
  PURCHASE               CHARGE
------------       ------------------
    0-1               5.00    %
    1-2               4.00    %
    2-3               3.00    %
    3-4               3.00    %
    4-5               2.00    %
    5-6               1.00    %
    6-7               None
    7-8               None

     In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A Shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B Shares redeemed first) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

     To provide an example, assume you purchased 100 Shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional Shares through dividends paid in Shares. If you then make your first redemption of 50 Shares (proceeds of $600), 10 Shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 Shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

     The Contingent Deferred Sales Charge is waived on redemption of Shares: (i) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B Shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B Shares of other Funds of the Group as described under "Exchange Privilege."

CONVERSION FEATURE

     Class B Shares include all Shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B Shares will automatically convert to Class A Shares and will be subject to the lower distribution and Shareholder service fees charged to Class A Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

     For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

     If a Shareholder effects one or more exchanges among Class B Shares of the Funds of the Group during the eight-year period, the Group will aggregate the holding periods for the shares of each Fund of the Group for purposes of calculating that eight-year period. Because the per share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a Shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

AUTO INVEST PLAN

     BB&T Mutual Funds Group Auto Invest Plan enables Shareholders to make regular purchases of Class A and Class B Shares through automatic deduction from their bank accounts. With Shareholder authorization, the Group's transfer agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A or Class B Shares at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50 per Fund; the minimum amount for subsequent automatic investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

BB&T MUTUAL FUNDS GROUP INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

     A BB&T Mutual Funds Group IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class B Shares for an IRA. BB&T Mutual Funds Group IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

     All BB&T Mutual Funds Group IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a BB&T Mutual Funds Group IRA must distinguish the type and year of the contribution.

     For more information on a BB&T Mutual Funds Group IRA call the Group at
(800) 228-1872. Investment in Shares of the North Carolina Fund and the South Carolina Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on BB&T Mutual Funds Group IRA contribution and withdrawal requirements and restrictions.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

     Purchases of Class A or Class B Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for the Prime Money Market Fund or the U.S. Treasury Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt.

     An order for the Prime Money Market Fund or the U.S. Treasury Fund received after the last Valua-tion Time on any Business Day will be executed at net asset value determined as of the next Valuation Time on the next Business Day. An order for a Variable NAV Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for a Variable NAV Fund received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.

     An order to purchase Class A Shares of the Prime Money Market Fund or the U.S. Treasury Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Group's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund.

     Shares of the Prime Money Market Fund or the U.S. Treasury Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund or the U.S. Treasury Fund continue to earn dividends through the day before their redemption.

     Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

     The Group reserves the right to reject any order for the purchase of its Class A or Class B Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

EXCHANGE PRIVILEGE

CLASS A

     Class A Shares of each Fund may be exchanged for Class A Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Class A Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Class A Shares may not be exchanged for Class B Shares of the other Funds, and may be exchanged for Trust Shares of the other Funds only if the Shareholder becomes eligible to purchase Trust Shares. Only residents of North Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the North Carolina Fund. Only residents of South Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the South Carolina Fund. Shareholders may exchange their Class A Shares for Class A Shares of a Fund with the same or lower sales charge on the basis of the relative net asset value of the Class A Shares exchanged. Shareholders may exchange their Class A Shares for Class A Shares of a Fund with a higher sales charge by paying the difference between the two sales charges. Shareholders may also exchange Class A Shares of the Prime Money Market Fund or the U.S. Treasury Fund, for which no sales load was paid, for Class A Shares of a Variable NAV Fund. Under such circumstances, the cost of the acquired Class A Shares will be the net asset value per share plus the appropriate sales load. If Class A Shares of the Prime Money Market Fund or the U.S. Treasury Fund were acquired in a previous exchange involving Shares of a Variable NAV Fund, then such Shares of the Prime Money Market Fund or the U.S. Treasury Fund may be exchanged for Shares of a Variable NAV Fund without payment of any additional sales load within a twelve month period. Under such circumstances, the Shareholder must notify the Distributor that a sales load was originally paid. Depending upon the terms of a particular Customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.

CLASS B

     Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class B Shares. Investors should note that, as of the date of this prospectus, Class B Shares were not yet being offered in the Prime Money Market Fund, the Short-Intermediate Fund, the North Carolina Fund, or the South Carolina Fund, and thus, as of the date of this prospectus, no exchanges could be effected for Class B Shares of these four Funds. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

     Class B Shares may not be exchanged for Class A Shares of the other Funds, and may be exchanged for Trust Shares of the other Funds only if the Shareholder becomes eligible to purchase Trust Shares. A Contingent Deferred Sales Charge will apply as described in "How To Purchase and Redeem Shares" --"Class B Shares" to exchanges of Class B Shares for Trust Shares.

ADDITIONAL INFORMATION ABOUT EXCHANGES

     An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a Shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the Shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

     A Shareholder wishing to exchange Class A or Class B Shares purchased directly from the Group may do so by contacting the Group at (800) 228-1872 or by providing instructions to the Transfer Agent. If not selected on the Account Registration form, the Shareholder will automatically receive Exchange privileges. A Shareholder wishing to exchange Class A or Class B Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days written notice.

     The Group's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

AUTO EXCHANGE PLAN

     BB&T Mutual Funds Group Auto Exchange Plan enables Shareholders to make regular, automatic withdrawals from Class A Shares and Class B Shares of a BB&T Mutual Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another BB&T Mutual Fund. With shareholder authorization, the Group's transfer agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's account and will automatically invest that amount in Class A Shares or Class B Shares of the BB&T Fund designated by the Shareholder at the public offering price on the date of such deduction. The Auto Exchange feature can only be used within the same class of Shares. In order to participate in the Auto Exchange, Shareholders must have a minimum initial purchase of $10,000 in their BB&T Mutual Fund accounts.

     Shareholders investing directly in Class B Shares of the U.S. Treasury Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares have been withdrawn from the U.S. Treasury Fund within two years of purchase.

     To participate in the Auto Exchange, Shareholders should complete the appropriate section of the

Account Registration Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

     Shareholders may redeem their Class A Shares without charge, and their Class B Shares subject to the applicable Contingent Deferred Sales Charge, on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

     A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

     Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Group at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Group's transfer agent, BB&T or the Group will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Group may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group.

CHECK WRITING SERVICE

     Shareholders of Class A Shares of the Prime Money Market Fund and the U.S. Treasury Fund may write checks on Fund accounts for $100 or more. Once a Shareholder has signed and returned a signature card, he or she will receive a supply of checks. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Shareholder's account may be charged a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO WITHDRAWAL PLAN

     BB&T Mutual Funds Group Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares of a Fund. With Shareholder authorization, the Group's transfer agent will automatically redeem Class A Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. Shareholders participating in the Auto Withdrawal Plan must maintain a minimum account balance of $1,000 in the Fund from which Class A Shares are being redeemed. Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

     To participate in the Auto Withdrawal Plan, Shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

PAYMENTS TO SHAREHOLDERS

     Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Prime Money Market Fund and the U.S. Treasury Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

     At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares, which may take up to 10 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

     Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in a Fund has a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Group exercises its right to redeem such Shares and sends proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares of a Fund in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000.

     See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the Investment Company Act of 1940.

                              DIVIDENDS AND TAXES

     Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

     Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

     Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

     The net investment income of the Shares of the Prime Money Market Fund and the U.S. Treasury Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Prime Money Market Fund and the U.S. Treasury Fund do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gain dividends" as described in the Code.

     The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares, and the amount of dividends on Class A Shares will exceed the dividends on Class B Shares, as a result of the Distribution and Shareholder Services Plan fee applicable to Class A and Class B Shares.

     A dividend on the Shares of the North Carolina, South Carolina, Short-Intermediate and Intermediate Bond Funds is declared daily and paid monthly, and a dividend on the Shares of the Growth and Income and Balanced Funds is declared and paid monthly. The Large Company Growth, Small Company Growth, International Equity and Fund of Funds declare and pay dividends quarterly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record.

     A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of declaration unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533, and will become effective with respect to dividends and distributions having record dates after its receipt by the transfer agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash and your checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of re-cord during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

     Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds, and so-designated by the Funds, may qualify for the dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim such a dividends received deduction with respect to a dividend from one of these Funds if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions designated by a Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

     Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina or South Carolina resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina and South Carolina, as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

     The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund with specific reference to their own tax situation.

TAX CONSIDERATIONS RELATING TO THE INTERNATIONAL EQUITY FUND

     Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, so long as the shareholder held the Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

     Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

TAX CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA
FUND

     The portions of dividends paid for each year that are exempt from federal, and North Carolina or South Carolina income tax, respectively, will be designated within 60 days after the end of a Fund's taxable year and will be based for each of the North Carolina and South Carolina Funds upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares in either Fund for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while he or she was a Shareholder.

     Distributions will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either
(i) exempt from federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.

     Distributions will not be subject to South Carolina income tax if made to individual Shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either
(i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States.

     Distributions designated by the Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in a Fund may have on the taxation of such benefits.

     Dividends derived from interest income from certain types of securities in which the North Carolina Fund or the South Carolina Fund may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of a Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund or the South Carolina Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund or the South Carolina Fund.

     Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina, South Carolina, and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina or South Carolina, some portion of such dividend actually may have been subject to North Carolina or South Carolina income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for regulated investment companies that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Prospectus.

     The North Carolina Fund or the South Carolina Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

     To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund and the South Carolina Fund of net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months are taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the North Carolina Fund or the South Carolina Fund, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax. Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund or the South Carolina Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend (or is credited with an undistributed capital gain) and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).

     Any distributions that are paid shortly after a purchase of Shares by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of his or her Shares by the amount of the distributions. All or a portion of such payment, although in effect a return of capital, may be subject to taxes, which may be at ordinary income tax rates. The Shareholder should consult his or her own tax adviser for any special advice.

     Part or all of the interest on indebtedness incurred by a Shareholder to purchase or carry Shares of the North Carolina Fund or the South Carolina Fund is not deductible for federal, North Carolina and South Carolina income tax purposes. The portion of interest that is not deductible is equal to the total interest multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. It is anticipated that none of the distributions from the North Carolina Fund or the South Carolina Fund will be eligible for the dividends received deduction for corporations.

     Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional Tax Information Concerning the North Carolina Fund and the South Carolina Fund." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the North Carolina Fund and the South Carolina Fund and their Shareholders. Accordingly, potential investors in the North Carolina Fund and the South Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation and in particular regard to state and local tax consequences of investment in the North Carolina Fund and the South Carolina Fund.

                     MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP

     Overall responsibility for management of the Group rests with the Board of Trustees of the Group, who are elected by the Shareholders of the Group. There are currently five Trustees, two of whom are "interested persons" of the Group within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The Trustees of the Group, their current addresses, and principal occupations during the past five years are as follows:

                                 POSITION(S) HELD              PRINCIPAL OCCUPATION DURING
      NAME AND ADDRESS            WITH THE GROUP                    THE PAST 5 YEARS
----------------------------  ----------------------    -----------------------------------------
*Walter B. Grimm              Chairman of the Board     From June, 1992 to present, employee of
3435 Stelzer Road                                       BISYS Fund Services; from 1987 to June,
Columbus, OH 43219                                      1992, President of Leigh
                                                        Consulting/Investments (investment firm).

William E. Graham, Jr.        Trustee                   From January 1994 to present, Counsel,
1 Hannover Square                                       Hunton & Williams; from 1985 to December,
Fayetteville Street Mall                                1993, Vice Chairman, Carolina Power &
P.O. Box 109                                            Light Company
Raleigh, NC 27602

Thomas W. Lambeth             Trustee                   From 1978 to present, Executive Director,
101 Reynolda Village                                    Z. Smith Reynolds Foundation
Winston-Salem,
NC 27106

                                 POSITION(S) HELD              PRINCIPAL OCCUPATION DURING
      NAME AND ADDRESS            WITH THE GROUP                    THE PAST 5 YEARS
----------------------------  ----------------------    -----------------------------------------
*W. Ray Long                  Trustee                   Executive Vice President, Branch Banking
434 Fayetteville Street Mall                            and Trust Company
Raleigh, NC 27601

Robert W. Stewart             Trustee                   Retired; Chairman and Chief Executive
201 Huntington Road                                     Officer of Engineered Custom Plastics
Greenville, SC 29615                                    Corporation from 1969 to 1990

---------

* Indicates an "interested person" of the Group as defined in the Investment Company Act of 1940.

     The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the Group for acting as a Trustee. The officers of the Group (see the Statement of Additional Information) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group. Walter B. Grimm is an employee of BISYS Fund Services and
W. Ray Long is an employee of the investment adviser, BB&T.

INVESTMENT ADVISER

     BB&T is the investment adviser of each Fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1996, BB&T Corporation had assets of approximately $25 billion. Through its subsidiaries, BB&T Corporation operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.

     In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the Group, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 15 years and currently manages assets of more than $4.5 billion.

     Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, BB&T (and, with respect to the Small Company Growth Fund, PNC Bank and, with respect to the International Equity Fund, CastleInternational) manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

     Under an investment advisory agreement between the Group and BB&T, the fee payable to BB&T by the Prime Money Market Fund and the U.S. Treasury Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (.40%) of each Fund's average daily net assets; sixty one-hundredths of one percent (.60%) of each Fixed Income Funds' and the North Carolina and South Carolina Funds' average daily net assets; and seventy-four one-hundredths of one percent (.74%) of the Large Company Growth Fund's, the Growth and Income Fund's and the Balanced Fund's average daily net assets; one percent (1.00%) of the Small Company Growth and International Equity Funds' average daily net assets; and twenty-five one-hundredths of one percent (.25%) of each Fund of Funds' average daily net assets, or (b) such fee as may from time to time be agreed upon in writing by the Group and BB&T. A fee agreed to in writing from time to time by the Group and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.

     For the fiscal year ended September 30, 1997, the Funds paid the following investment advisory fees for Funds that had operated for that entire year: the U.S. Treasury Fund paid .40% of its average daily net assets; each of the Short-Intermediate, Intermediate Bond, North Carolina, Growth and Income, and Balanced Funds, after voluntary fee reductions, paid .50% of its average daily net assets; and the Small Company Growth paid 1.00% of its average daily net assets. The International Equity Fund had operations for less than a full fiscal year. The Prime Money Market Fund, the South Carolina Fund, the Funds of Funds and the Large Company Growth Fund had not commenced operations as of September 30, 1997.

     The persons primarily responsible for the management of each of the Variable NAV Funds of the Group other than the Small Company Growth and International Equity Funds (which are managed by sub-advisers, described below), as well as their previous business experience, are as follows:

    PORTFOLIO MANAGER                             BUSINESS EXPERIENCE
-------------------------  ------------------------------------------------------------------
Keith F. Karlawish.......  Manager of the Intermediate Bond Fund and Short-Intermediate Fund
                           since September, 1994. From June, 1993 to September, 1994, Mr.
                           Karlawish was Assistant Manager of the Intermediate Bond Fund and
                           the Short-Intermediate Fund. From September, 1991 to June, 1993,
                           he was a Financial Analyst Team Leader for Branch Banking and
                           Trust Co. Mr. Karlawish earned a B.S. in Business Administration from the University of Richmond, an MBA from the University of
                           North Carolina at Chapel Hill and is a Chartered Financial Analyst

Richard B. Jones.........  Manager of the Growth and Income Fund since February 1, 1993.
                           Since 1987, Mr. Jones has been a portfolio manager in the BB&T
                           Trust Division. He is a Chartered Financial Analyst, and holds a
                           B.S. in Business Administration from Miami (Ohio) University and an MBA from Ohio State University.

David R. Ellis...........  Manager of the Balanced Fund since its inception and Manager of the Funds of Funds since inception. Since 1986, Mr. Ellis has been a portfolio manager in the BB&T Trust Division. He holds a B.S.
                           degree in Business Administration from the University of North
                           Carolina at Chapel Hill.

C. Steven Brennaman......  Manager of the North Carolina Fund since January, 1998 and manager of the South Carolina Fund since its inception. Mr. Brennaman joined BB&T after its merger with United Carolina Bank in July,
                           1997. He has been a Senior Portfolio Manager with UCB since June,
                           1995. Mr. Brennaman holds a B.A. degree in Political Science from
                           Mercer University and a M.S. degree in Management from Troy State
                           University.

Daniel J. Rivera.........  Manager of the Large Company Growth Fund since its inception, Mr.
                           Rivera joined the BB&T staff in July, 1997, after BB&T's merger with United Carolina Bank. He had been Director of Investments at
                           UCB since January, 1994. Mr. Rivera received a Bachelors degree in
                           Languages from the Virginia Military Institute, and is a Chartered
                           Financial Analyst.

INVESTMENT SUB-ADVISERS

     PNC Institutional Management Corporation ("PIMC") serves as the Investment Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PIMC manages the Fund, selects investments and places all orders for purchases and sales of the Prime Money Market Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

     PIMC is a wholly-owned subsidiary of PNC Asset Management Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.

     As sub-adviser, PIMC is responsible for the day-to-day management of the Prime Money Market Fund, and generally makes all purchase and sale investment decisions for the Fund. PIMC also provides research and credit analysis. Portfolio transactions for the Fund may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

     For its services and expenses incurred under the Sub-Advisory Agreement, PIMC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the annual rate of nine one-hundredths of one percent (.09%) or such lower fee as may be agreed upon in writing by BB&T and PIMC.

     PEAC serves as the Investment Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PEAC manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

     The person primarily responsible for the management of the Small Company Growth Fund is William J. Wykle. Mr. Wykle has served as the Manager of the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with PEAC since 1995 and has been the portfolio manager of the Compass Capital Funds(SM) Small Cap Growth Equity Portfolio since its inception. He has also been Vice President and Small Cap Growth Equity Fund portfolio manager for PNC Bank since 1992. He has been a portfolio manager at PNC Bank and its predecessor, Provident National Bank, since 1986.

     PEAC is an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. At September 30, 1997, PEAC had approximately $3.2 billion in discretionary assets under management, including $1.8 billion in mutual fund portfolios and $1.2 billion in bank common trust funds. PNC Bank is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 13th largest bank holding company in the United States based on total assets at September 30, 1997. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain non-banking operations throughout the United States. Its major businesses include consumer banking, corporate banking, real estate banking, mortgage banking and asset management. With $129.6 billion in managed assets and $388.2 billion of assets under administration at September 30, 1997, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at September 30, 1997, PNC Bank had $115.2 billion in managed assets $163.9 billion in assets under administration. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and consumer banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

     For its services and expenses incurred under the Sub-Advisory Agreement, PEAC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

     CastleInternational Asset Management Limited ("CastleInternational") serves as the Investment Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, CastleInternational manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

     CastleInternational, formed in 1996, with its primary office at 7 Castle Street, Edinburgh, Scot-land, EH2 3AH, is an indirect wholly-owned subsidiary of PNC Bank Corp. As of September 30, 1997, CastleInternational had approximately $2.1 billion in discretionary assets under management, including five mutual fund portfolios, one bank common trust fund and two tax exempt institutional portfolios.

     For its services and expenses incurred under the Sub-Advisory Agreement, CastleInternational is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

     The person primarily responsible for the management of the International Equity Fund is Gordon Anderson. Mr. Anderson has served as Managing and Investment Director of CastleInternational Asset Management Limited since 1996. Prior to joining CastleInternational, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson has been the Portfolio Manager for the Compass Capital Funds(SM) International Equity Portfolio since 1996.

ADMINISTRATOR AND DISTRIBUTOR

     BISYS Fund Services is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates) under agreements approved by the Group's Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

     The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

     For the fiscal year ended September 30, 1997, the Funds paid the following Administration fees (as a percentage of each Fund's average daily net assets):
 .20% for each of the U.S. Treasury Fund, the Short-Intermediate Fund, the Intermediate Bond Fund, the Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund and .15% for the North Carolina Fund. The International Equity Fund had operations of less than a full fiscal year. No Administration fees were paid by the Prime Money Market Fund, the South Carolina Fund, the Funds of Funds or the Large Company Growth Fund for that period as they had not commenced operations as of September 30, 1997.

EXPENSES

     BB&T and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accor-dance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A and Class B Shares.

     For the periods ended September 30, 1997, each Fund's total operating expenses for Class A Shares were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund: .95%; Short-Intermediate Fund:
1.11%; Intermediate Bond Fund: 1.12%; North Carolina Fund: 1.00%; Growth and Income Fund: 1.09%; Balanced Fund: 1.18%; and Small Company Growth Fund: 1.89%. Absent fee waivers, these operating expenses would have been: U.S. Treasury
Fund: 1.25%; Short-Intermediate Fund: 1.46%; Intermediate Bond Fund: 1.47%; North Carolina Fund: 1.50%; Growth and Income Fund: 1.58%; Balanced Fund: 1.67%; Small Company Growth Fund: 2.14%.

     For the fiscal year ended September 30, 1997, each Fund's total operating expenses for Class B Shares were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund: 1.75%; Intermediate Bond Fund:
1.87%; Growth and Income Fund: 1.84%; Balanced Fund: 1.93% and Small Company Growth Fund: 2.64%. Absent fee waivers, these operating expenses would have been: Intermediate Bond Fund: 1.97%; Growth and Income Fund: 2.08%; and Balanced
Fund: 2.17%.

     The organizational expenses of the Prime Money Market Fund, the South Carolina Fund, the Large Company Growth Fund, the Funds of Funds, and the International Equity Fund have been capitalized and are being amortized in the first two years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

BANKING LAWS

     BB&T, PIMC, PEAC, and CastleInternational each believes that it possesses the legal authority to perform the investment advisory and sub-advisory services for the Group contemplated by its investment advisory agreement with the Group and investment and sub-advisory agreement with BB&T and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which BB&T, PIMC, PEAC, and CastleInternational could continue to perform such services for the Group. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

DISTRIBUTION PLAN

     The Group's Class A and Class B Shares are sold on a continuous basis by the Distributor. Under the Group's Distribution and Shareholder Services Plan (the "Distribution Plan"), a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (.50%) of the average daily net assets of Class A Shares of each Fund and one percent (1.00%) of the average daily net assets of Class B Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with the Group to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net assets of Class A Shares of each Fund. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A and Class B Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A and Class B Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A and Class B Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

     The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

     The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Group will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Group to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

     The Group was organized as a Massachusetts business trust on October 1, 1987 and commenced active operation on September 24, 1992. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into fourteen series of Shares, one for each of the following Funds: the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Balanced Fund, the BB&T Large Company Growth Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund. Each Fund is authorized to issue three classes of shares: Class A, Class B and Trust Shares. Currently, the Prime Money Market Fund, the Short-Intermediate Fund, the North Carolina Fund, the South Carolina Fund and the Funds of Funds are not offering Class B Shares. Shareholders investing directly in Class B Shares of the U.S. Treasury Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the U.S. Treasury Fund within two years of purchase. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).
     Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the Investment Company Act of 1940, Shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, and (iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such classes.

     As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

     Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP -- Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

     Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.

     As of January 22, 1998 the following person owned of record or beneficially more than 25% of the Class A Shares (formerly Investor Shares) of the U.S. Treasury Money Market Fund:

                                                     PERCENT OWNED
                                                -----------------------
                                                RECORD
      NAME AND ADDRESS          TOTAL SHARES     ONLY     BENEFICIALLY
-----------------------------  --------------   -------   -------------
           U.S. Treasury Money Market Fund - Class A Shares
-----------------------------------------------------------------------
National Financial Services
 Corp.
 For the Exclusive Benefit of
 Our Customers
 P.O. Box 3752
 Church Street Station
 New York, NY 10008-3752.....  26,026,719,390    66.42%

     Accordingly, National Financial Services Corp. may be deemed to be a "controlling person" of the Class A Shares of the U.S. Treasury Money Market Fund.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

     Bank of New York serves as the Custodian for the International Equity Fund. Star Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as Custodian for all other Funds of the Group.

     BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) serves as transfer agent for and provides fund accounting services to the Group.

OTHER CLASSES OF SHARES

     In addition to Class A and Class B Shares, the Group also offers Trust Shares of each Fund. Trust Shares are offered to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Trust Shares are sold at net asset value and are not subject to a sales charge or a Distribution Plan fee. A salesperson or other person entitled to receive compensation for selling or servicing the shares may receive different compensation with respect to one particular class of shares over another in the Fund. For further details regarding eligibility requirements for the purchase of Trust Shares, call the Distributor at (800) 228-1872.

PERFORMANCE INFORMATION

     From time to time, the Prime Money Market Fund's and the U.S. Treasury Fund's annualized "yield" and "effective yield" and total return for Class A and Class B Shares may be presented in advertisements, sales literature and Shareholder reports. The "yield" of the Prime Money Market Fund and the U.S. Treasury Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

     Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Money Market Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

     From time to time performance information of a Variable NAV Fund showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. In addition, tax equivalent yield may be presented in advertisements, sales literature and shareholder reports of the North Carolina Fund and the South Carolina Fund. Average annual total return will be calculated for the period since the establishment of a Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for a Variable NAV Fund earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

     The North Carolina Fund and the South Carolina Fund may also advertise their tax equivalent yield, which reflects the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield of the Fund. The tax equivalent yield will be significantly higher than the yield of the North Carolina Fund or the South Carolina Fund.

     Each Fund may also present its average annual total return, aggregate total return, yield and/or tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.

     The Variable NAV Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

     Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Class A Shares are subject to lower Distribution Plan fees than Class B Shares, the yield and total return for Class A Shares will be higher than that of the Class B Shares for the same period. Because Trust Shares are not subject to Distribution Plan fees, the yield and total return for Trust

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

Shares will be higher than that of the Class A and Class B Shares for the same period.

     Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/MONEY FUND AVERAGES REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

     Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment are generally functions of portfolio quality and maturity, type of investments and operating expenses. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

     Further information about the performance of each Fund of the Group is contained in the Group's annual report to Shareholders, which may be obtained without charge by calling (800) 228-1872.

MISCELLANEOUS

     Shareholders will receive unaudited semi-annual reports describing the investment operations of each of the Funds and annual financial statements audited by independent public accountants.

     Inquiries regarding the Group may be directed in writing to the Group at the following address: the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533 or by calling toll free (800) 228-1872.

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                               INVESTMENT ADVISER
                        Branch Banking and Trust Company
                          434 Fayetteville Street Mall
                               Raleigh, NC 27601

                         ADMINISTRATOR AND DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                 LEGAL COUNSEL
                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                    AUDITORS
                             KPMG Peat Marwick LLP
                        Two Nationwide Plaza, Suite 1600
                               Columbus, OH 43215